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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Dividend Opportunity Fund, February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 93.9%
Issuer	Shares	Value ($)
Consumer Discretionary 2.5%
Automobiles 0.2%
Ford Motor Co.	848,202	10,627,971
Leisure Products 1.0%
Mattel, Inc.	1,632,151	41,995,245
Multiline Retail 0.9%
Kohl’s Corp.	797,480	33,988,598
Nordstrom, Inc.	140,319	6,547,284
Total		40,535,882
Specialty Retail 0.4%
Staples, Inc.	1,731,630	15,567,354
Total Consumer Discretionary		108,726,452
Consumer Staples 16.9%
Household Products 2.0%
Procter & Gamble Co. (The)	961,951	87,604,878
Tobacco 14.9%
Altria Group, Inc.	2,490,402	186,580,918
British American Tobacco PLC	1,217,604	76,751,905
Imperial Brands PLC	1,907,798	89,791,373
Philip Morris International, Inc.	2,538,860	277,624,341
Reynolds American, Inc.	376,942	23,208,319
Total		653,956,856
Total Consumer Staples		741,561,734
Energy 17.1%
Oil, Gas & Consumable Fuels 17.1%
BP PLC, ADR	2,620,811	88,897,909
Chevron Corp.	1,779,170	200,156,625
Enbridge Energy Management LLC(a)	1	21
Enbridge, Inc.	768,957	32,180,851
ENI SpA	2,812,179	43,258,288
Exxon Mobil Corp.	1,175,021	95,552,708
Hess Corp.	25,771	1,325,660
Occidental Petroleum Corp.	1,621,366	106,280,541
Royal Dutch Shell PLC, Class A	2,280,853	58,853,948
Suncor Energy, Inc.	494,515	15,493,155
Common Stocks (continued)
Issuer	Shares	Value ($)
Total SA	952,585	47,481,356
Valero Energy Corp.	890,224	60,490,721
Total		749,971,783
Total Energy		749,971,783
Financials 6.3%
Banks 3.8%
Bank of America Corp.	1,567,911	38,696,043
Bank of Montreal	715,300	54,098,139
JPMorgan Chase & Co.	299,203	27,113,776
PacWest Bancorp	371,819	20,487,227
Toronto-Dominion Bank (The)	464,331	23,959,480
Total		164,354,665
Capital Markets 1.4%
Invesco Ltd.	805,779	25,938,026
Morgan Stanley	815,909	37,262,564
Total		63,200,590
Insurance 1.1%
Principal Financial Group, Inc.	766,177	47,916,709
Total Financials		275,471,964
Health Care 11.2%
Biotechnology 0.6%
AbbVie, Inc.	426,136	26,352,250
Pharmaceuticals 10.6%
GlaxoSmithKline PLC	2,958,244	60,493,760
Johnson & Johnson	1,147,871	140,281,315
Merck & Co., Inc.	1,674,846	110,322,106
Pfizer, Inc.	4,596,174	156,821,457
Total		467,918,638
Total Health Care		494,270,888
Industrials 2.6%
Aerospace & Defense 1.3%
BAE Systems PLC	1,472,250	11,509,103
Lockheed Martin Corp.	168,751	44,985,642
Total		56,494,745
Airlines 0.1%
American Airlines Group, Inc.	61,539	2,852,948

Columbia Dividend Opportunity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 0.6%
Siemens AG, Registered Shares	220,866	28,733,398
Road & Rail 0.6%
Kansas City Southern	275,624	24,428,555
Total Industrials		112,509,646
Information Technology 15.3%
Communications Equipment 4.6%
Cisco Systems, Inc.	4,605,540	157,417,357
Nokia OYJ	4,256,897	21,818,192
Telefonaktiebolaget LM Ericsson, Class B	3,518,922	22,903,050
Total		202,138,599
IT Services 1.8%
International Business Machines Corp.	448,701	80,685,414
Semiconductors & Semiconductor Equipment 3.9%
Intel Corp.	4,765,357	172,505,923
Software 3.3%
Microsoft Corp.	2,234,976	142,993,764
Technology Hardware, Storage & Peripherals 1.7%
Seagate Technology PLC	1,532,599	73,855,946
Total Information Technology		672,179,646
Materials 4.3%
Chemicals 3.3%
CF Industries Holdings, Inc.	890,721	27,986,454
Dow Chemical Co. (The)	1,616,213	100,625,421
Eastman Chemical Co.	194,302	15,592,736
Total		144,204,611
Containers & Packaging 1.0%
Graphic Packaging Holding Co.	49,806	664,910
International Paper Co.	804,232	42,383,026
Total		43,047,936
Total Materials		187,252,547
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 9.1%
Diversified Telecommunication Services 8.3%
AT&T, Inc.	5,101,257	213,181,530
BCE, Inc.	836,710	36,514,024
CenturyLink, Inc.	2,122,705	51,496,823
Orange SA	1,692,940	25,584,274
Verizon Communications, Inc.	783,596	38,889,870
Total		365,666,521
Wireless Telecommunication Services 0.8%
Vodafone Group PLC	4,512,137	11,304,152
Vodafone Group PLC, ADR	930,627	23,647,232
Total		34,951,384
Total Telecommunication Services		400,617,905
Utilities 8.6%
Electric Utilities 6.7%
American Electric Power Co., Inc.	669,118	44,810,833
Duke Energy Corp.	776,557	64,104,780
Exelon Corp.	715,703	26,273,457
PG&E Corp.	596,350	39,806,363
PPL Corp.	1,278,164	47,138,688
Scottish & Southern Energy PLC	787,155	15,051,587
Xcel Energy, Inc.	1,275,527	55,753,285
Total		292,938,993
Multi-Utilities 1.9%
Ameren Corp.	866,045	47,364,001
DTE Energy Co.	372,093	37,722,788
Total		85,086,789
Total Utilities		378,025,782
Total Common Stocks (Cost $3,352,847,286)		4,120,588,347

Equity-Linked Notes 2.8%
Issuer	Coupon Rate	Shares	Value ($)
Barclays Bank PLC(b)
(linked to common stock of Graphic Packaging Holding Co.)
04/13/17	8.250%	2,195,420	29,089,315
Credit Suisse AG(b)
(linked to common stock of Kansas City Southern)
04/13/17	12.250%	345,459	29,809,657

2	Columbia Dividend Opportunity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2017 (Unaudited)
Equity-Linked Notes (continued)
Issuer	Coupon Rate	Shares	Value ($)
Deutsche Bank AG(b)
(linked to common stock of Nordstrom, Inc.)
05/17/17	19.280%	312,907	14,518,572
Societe Generale SA(b)
(linked to common stock of American Airlines Group, Inc.)
05/23/17	12.000%	527,051	24,375,853
(linked to common stock of Hess Corp.)
05/23/17	11.650%	543,406	27,770,438
Total Equity-Linked Notes (Cost $123,806,851)			125,563,835
Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(c),(d)	119,186,882	119,186,882
Total Money Market Funds (Cost $119,186,882)		119,186,882
Total Investments (Cost: $3,595,841,019)		4,365,339,064
Other Assets & Liabilities, Net		24,728,302
Net Assets		4,390,067,366

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2017, the value of these securities amounted to $125,563,835 or 2.86% of net assets.
(c)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	48,622,017	1,462,978,734	(1,392,413,869)	119,186,882	573	307,966	119,186,882
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At February 28, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,595,841,000	869,182,000	(99,684,000)	769,498,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Dividend Opportunity Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	108,726,452	—	—	—	108,726,452
Consumer Staples	575,018,456	166,543,278	—	—	741,561,734
Energy	600,378,170	149,593,613	—	—	749,971,783
Financials	275,471,964	—	—	—	275,471,964
Health Care	433,777,128	60,493,760	—	—	494,270,888
Industrials	72,267,145	40,242,501	—	—	112,509,646
Information Technology	627,458,404	44,721,242	—	—	672,179,646
Materials	187,252,547	—	—	—	187,252,547
Telecommunication Services	363,729,479	36,888,426	—	—	400,617,905
Utilities	362,974,195	15,051,587	—	—	378,025,782
Total Common Stocks	3,607,053,940	513,534,407	—	—	4,120,588,347
Equity-Linked Notes	—	125,563,835	—	—	125,563,835
Money Market Funds	—	—	—	119,186,882	119,186,882
Total Investments	3,607,053,940	639,098,242	—	119,186,882	4,365,339,064
See the Portfolio of Investments for all investment classifications not indicated in the table.
4	Columbia Dividend Opportunity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Dividend Opportunity Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia High Yield Bond Fund, February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks —%
Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Fairlane Management Corp.(a),(b),(c)	50,004	0
Total Financials		0
Total Common Stocks (Cost $—)		0

Corporate Bonds & Notes 93.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.4%
Bombardier, Inc.(d)
12/01/21	8.750%	4,392,000	4,864,140
TransDigm, Inc.
07/15/24	6.500%	3,538,000	3,635,295
05/15/25	6.500%	3,866,000	3,957,818
TransDigm, Inc.(d)
05/15/25	6.500%	3,003,000	3,074,321
06/15/26	6.375%	14,337,000	14,480,370
Total			30,011,944
Automotive 0.9%
Gates Global LLC/Co.(d)
07/15/22	6.000%	6,525,000	6,573,937
IHO Verwaltungs GmbH PIK(d)
09/15/23	4.500%	2,689,000	2,665,471
09/15/26	4.750%	2,599,000	2,566,513
ZF North America Capital, Inc.(d)
04/29/22	4.500%	3,321,000	3,449,689
04/29/25	4.750%	2,940,000	3,028,200
Total			18,283,810
Banking 1.0%
Ally Financial, Inc.
02/13/22	4.125%	7,200,000	7,362,000
05/19/22	4.625%	10,106,000	10,510,240
09/30/24	5.125%	651,000	689,246
03/30/25	4.625%	2,260,000	2,310,850
Total			20,872,336
Brokerage/Asset Managers/Exchanges 0.1%
NPF Corp.(d)
07/15/21	9.000%	1,429,000	1,510,882
Building Materials 1.5%
Allegion PLC
09/15/23	5.875%	4,557,000	4,875,990
Allegion US Holding Co., Inc.
10/01/21	5.750%	1,688,000	1,763,960
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Builders & Contractors Supply Co., Inc.(d)
04/15/21	5.625%	6,753,000	6,955,590
Beacon Roofing Supply, Inc.
10/01/23	6.375%	3,751,000	4,055,769
Gibraltar Industries, Inc.
02/01/21	6.250%	1,557,000	1,607,603
HD Supply, Inc.(d)
04/15/24	5.750%	2,579,000	2,727,292
NCI Building Systems, Inc.(d)
01/15/23	8.250%	1,950,000	2,120,625
Standard Industries, Inc.(d)
02/15/27	5.000%	3,220,000	3,284,400
US Concrete, Inc.(d)
06/01/24	6.375%	2,929,000	3,097,417
Total			30,488,646
Cable and Satellite 9.1%
Altice US Finance I Corp.(d)
07/15/23	5.375%	3,297,000	3,437,122
05/15/26	5.500%	8,861,000	9,160,059
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	267,000	277,680
CCO Holdings LLC/Capital Corp.(d)
05/01/23	5.125%	618,000	641,175
04/01/24	5.875%	8,833,000	9,473,392
05/01/25	5.375%	8,876,000	9,297,610
02/15/26	5.750%	3,324,000	3,556,680
05/01/26	5.500%	3,194,000	3,389,633
05/01/27	5.875%	1,954,000	2,098,791
Cequel Communications Holdings I LLC/Capital Corp.(d)
09/15/20	6.375%	4,568,000	4,707,895
12/15/21	5.125%	3,721,000	3,759,401
12/15/21	5.125%	2,020,000	2,055,996
07/15/25	7.750%	4,726,000	5,234,045
CSC Holdings LLC
02/15/19	8.625%	1,688,000	1,866,303
CSC Holdings LLC(d)
01/15/23	10.125%	2,507,000	2,901,853
10/15/25	6.625%	8,693,000	9,584,032
10/15/25	10.875%	15,934,000	19,120,800
04/15/27	5.500%	1,856,000	1,909,360
DISH DBS Corp.
06/01/21	6.750%	2,576,000	2,840,040
07/15/22	5.875%	3,458,000	3,708,705
11/15/24	5.875%	6,100,000	6,496,500
07/01/26	7.750%	12,045,000	14,092,650
Radiate HoldCo LLC/Finance, Inc.(d)
02/15/25	6.625%	2,221,000	2,229,329

Columbia High Yield Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(d)
05/15/23	4.625%	1,825,000	1,866,063
04/15/25	5.375%	4,890,000	4,987,800
07/15/26	5.375%	1,303,000	1,324,174
Unitymedia GmbH(d)
01/15/25	6.125%	5,625,000	5,948,437
Unitymedia Hessen GmbH & Co. KG NRW(d)
01/15/23	5.500%	1,972,000	2,055,810
01/15/25	5.000%	6,157,000	6,326,317
Videotron Ltd.
07/15/22	5.000%	3,578,000	3,765,845
Videotron Ltd.(d)
06/15/24	5.375%	2,137,000	2,278,576
Virgin Media Finance PLC(d)
10/15/24	6.000%	1,618,000	1,700,923
01/15/25	5.750%	10,643,000	10,922,379
Virgin Media Secured Finance PLC(d)
01/15/26	5.250%	6,495,000	6,568,069
08/15/26	5.500%	4,077,000	4,178,477
Ziggo Bond Finance BV(d)
01/15/27	6.000%	4,224,000	4,239,840
Ziggo Secured Finance BV(d)
01/15/27	5.500%	10,835,000	10,970,437
Total			188,972,198
Chemicals 3.0%
Angus Chemical Co.(d)
02/15/23	8.750%	4,470,000	4,604,100
Atotech USA, Inc.(d)
02/01/25	6.250%	5,681,000	5,681,000
Axalta Coating Systems LLC(d)
08/15/24	4.875%	3,649,000	3,721,980
Chemours Co. (The)
05/15/23	6.625%	5,213,000	5,532,296
05/15/25	7.000%	5,481,000	5,953,736
Eco Services Operations LLC/Finance Corp.(d)
11/01/22	8.500%	4,348,000	4,592,575
Huntsman International LLC
11/15/20	4.875%	3,300,000	3,415,500
11/15/22	5.125%	2,948,000	3,095,400
INEOS Group Holdings SA(d)
08/01/24	5.625%	7,048,000	7,185,436
Koppers, Inc.(d)
02/15/25	6.000%	1,606,000	1,670,240
Platform Specialty Products Corp.(d)
05/01/21	10.375%	4,762,000	5,351,298
02/01/22	6.500%	2,322,000	2,426,490
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PQ Corp.(d)
11/15/22	6.750%	7,780,000	8,402,400
Total			61,632,451
Construction Machinery 1.0%
Herc Rentals, Inc.(d)
06/01/24	7.750%	1,050,000	1,155,000
Ritchie Bros. Auctioneers, Inc.(d)
01/15/25	5.375%	1,373,000	1,412,474
United Rentals North America, Inc.
06/15/23	6.125%	3,581,000	3,764,526
09/15/26	5.875%	9,156,000	9,636,690
05/15/27	5.500%	5,399,000	5,518,102
Total			21,486,792
Consumer Cyclical Services 2.4%
APX Group, Inc.
12/01/19	6.375%	1,522,000	1,565,758
12/01/20	8.750%	9,896,000	10,242,360
12/01/22	7.875%	6,800,000	7,361,000
APX Group, Inc.(d)
12/01/22	7.875%	3,817,000	4,131,902
Carlson Travel, Inc.(d)
12/15/23	6.750%	2,031,000	2,127,472
IHS Markit Ltd.(d)
11/01/22	5.000%	8,979,000	9,439,174
02/15/25	4.750%	4,113,000	4,238,981
Interval Acquisition Corp.
04/15/23	5.625%	9,558,000	9,868,635
Total			48,975,282
Consumer Products 1.8%
American Greetings Corp.(d)
02/15/25	7.875%	671,000	703,295
NBTY, Inc.(d)
05/15/21	7.625%	1,675,000	1,769,219
Prestige Brands, Inc.(d)
03/01/24	6.375%	6,413,000	6,797,780
Scotts Miracle-Gro Co. (The)
10/15/23	6.000%	6,237,000	6,646,272
Scotts Miracle-Gro Co. (The)(d)
12/15/26	5.250%	912,000	929,100
Spectrum Brands, Inc.
07/15/25	5.750%	6,458,000	6,861,625
Springs Industries, Inc.
06/01/21	6.250%	6,532,000	6,752,455

2	Columbia High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempur Sealy International, Inc.
10/15/23	5.625%	2,887,000	2,915,870
06/15/26	5.500%	3,742,000	3,676,515
Valvoline, Inc.(d)
07/15/24	5.500%	686,000	723,730
Total			37,775,861
Diversified Manufacturing 0.8%
Entegris, Inc.(d)
04/01/22	6.000%	5,733,000	5,976,652
Manitowoc Foodservice, Inc.
02/15/24	9.500%	1,206,000	1,394,438
SPX FLOW, Inc.(d)
08/15/24	5.625%	1,294,000	1,329,585
08/15/26	5.875%	4,783,000	4,854,745
Zekelman Industries, Inc.(d)
06/15/23	9.875%	2,565,000	2,898,450
Total			16,453,870
Electric 2.7%
AES Corp. (The)
05/15/26	6.000%	4,759,000	4,901,770
Calpine Corp.
01/15/23	5.375%	9,900,000	9,999,000
02/01/24	5.500%	3,320,000	3,286,800
Dynegy, Inc.
11/01/24	7.625%	2,000,000	1,900,000
NRG Energy, Inc.
07/15/22	6.250%	2,396,000	2,437,930
05/01/24	6.250%	3,784,000	3,784,000
05/15/26	7.250%	6,155,000	6,331,956
NRG Energy, Inc.(d)
01/15/27	6.625%	5,409,000	5,314,342
NRG Yield Operating LLC
08/15/24	5.375%	11,163,000	11,442,075
NRG Yield Operating LLC(d)
09/15/26	5.000%	1,914,000	1,875,720
Pattern Energy Group, Inc.(d)
02/01/24	5.875%	4,667,000	4,789,509
Total			56,063,102
Finance Companies 2.7%
Aircastle Ltd.
02/15/22	5.500%	6,107,000	6,587,926
04/01/23	5.000%	767,000	808,226
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
03/25/20	8.000%	681,000	738,797
10/26/20	5.000%	2,877,000	2,890,522
07/26/21	6.625%	4,022,000	4,192,935
01/25/22	7.250%	2,868,000	2,989,890
10/25/24	5.875%	3,168,000	2,970,000
OneMain Financial Holdings LLC(d)
12/15/19	6.750%	3,018,000	3,146,265
12/15/21	7.250%	6,241,000	6,521,845
Park Aerospace Holdings Ltd.(d)
08/15/22	5.250%	2,135,000	2,225,738
02/15/24	5.500%	2,135,000	2,231,502
Provident Funding Associates LP/Finance Corp.(d)
06/15/21	6.750%	15,021,000	15,283,867
Quicken Loans, Inc.(d)
05/01/25	5.750%	3,757,000	3,700,645
Springleaf Finance Corp.
12/15/20	8.250%	1,511,000	1,660,211
10/01/23	8.250%	871,000	921,083
Total			56,869,452
Food and Beverage 1.3%
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/26	5.625%	4,324,000	4,421,290
Lamb Weston Holdings, Inc.(d)
11/01/24	4.625%	2,055,000	2,090,962
Pinnacle Foods Finance LLC/Corp.
01/15/24	5.875%	663,000	701,123
Post Holdings, Inc.(d)
12/15/22	6.000%	5,149,000	5,432,195
03/01/25	5.500%	2,369,000	2,413,419
08/15/26	5.000%	5,309,000	5,133,113
03/01/27	5.750%	6,748,000	6,828,166
Total			27,020,268
Gaming 4.7%
Boyd Gaming Corp.
05/15/23	6.875%	5,088,000	5,495,040
04/01/26	6.375%	5,073,000	5,485,181
International Game Technology PLC(d)
02/15/22	6.250%	5,709,000	6,165,720
02/15/25	6.500%	4,549,000	4,969,783
Jack Ohio Finance LLC/1 Corp.(d)
11/15/21	6.750%	6,309,000	6,545,588
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(d)
05/01/24	5.625%	2,126,000	2,248,245
09/01/26	4.500%	2,156,000	2,096,710

Columbia High Yield Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Resorts International
10/01/20	6.750%	3,344,000	3,685,757
12/15/21	6.625%	6,129,000	6,841,496
03/15/23	6.000%	4,095,000	4,463,550
09/01/26	4.625%	4,763,000	4,667,692
Penn National Gaming, Inc.(d)
01/15/27	5.625%	1,419,000	1,424,321
Rivers Pittsburgh Borrower LP/Finance Corp.(d)
08/15/21	6.125%	1,283,000	1,312,252
Scientific Games International, Inc.(d)
01/01/22	7.000%	10,247,000	10,887,438
01/01/22	7.000%	6,568,000	6,986,710
Scientific Games International, Inc.
12/01/22	10.000%	9,540,000	10,124,325
Seminole Tribe of Florida, Inc.(d)
10/01/20	6.535%	3,400,000	3,451,000
10/01/20	7.804%	1,735,000	1,725,006
SugarHouse HSP Gaming LP/Finance Corp.(d)
06/01/21	6.375%	5,517,000	5,572,170
Tunica-Biloxi Gaming Authority(d),(e)
11/15/16	0.000%	8,862,000	3,101,700
Total			97,249,684
Health Care 6.7%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	1,334,000	1,344,005
02/15/23	5.625%	1,718,000	1,765,245
03/01/24	6.500%	4,887,000	5,192,437
Alere, Inc.(d)
07/01/23	6.375%	2,020,000	2,050,300
Amsurg Corp.
07/15/22	5.625%	3,850,000	4,008,813
Change Healthcare Holdings LLC/Finance, Inc.(d)
03/01/25	5.750%	3,779,000	3,902,989
Change Healthcare Holdings, Inc.(d)
02/15/21	6.000%	2,858,000	3,043,770
CHS/Community Health Systems, Inc.
02/01/22	6.875%	4,664,000	4,092,660
DaVita, Inc.
08/15/22	5.750%	9,431,000	9,831,817
Envision Healthcare Corp.(d)
12/01/24	6.250%	1,641,000	1,739,460
Fresenius Medical Care US Finance II, Inc.(d)
10/15/24	4.750%	2,883,000	2,961,418
HCA, Inc.
02/15/22	7.500%	7,598,000	8,766,192
02/01/25	5.375%	9,938,000	10,397,632
04/15/25	5.250%	6,176,000	6,585,160
06/15/26	5.250%	6,707,000	7,084,269
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/27	4.500%	5,819,000	5,804,452
Hill-Rom Holdings, Inc.(d)
02/15/25	5.000%	2,885,000	2,899,425
Kinetic Concepts, Inc./KCI U.S.A., Inc.(d)
02/15/21	7.875%	3,681,000	3,966,278
MEDNAX, Inc.(d)
12/01/23	5.250%	4,223,000	4,365,526
MPH Acquisition Holdings LLC(d)
06/01/24	7.125%	8,657,000	9,306,275
Quintiles IMS, Inc.(d)
05/15/23	4.875%	4,158,000	4,277,543
10/15/26	5.000%	6,518,000	6,615,770
Sterigenics-Nordion Holdings LLC(d)
05/15/23	6.500%	4,921,000	5,031,723
Team Health Holdings, Inc.(d)
02/01/25	6.375%	4,025,000	3,994,813
Teleflex, Inc.
06/01/26	4.875%	1,268,000	1,277,510
Tenet Healthcare Corp.
04/01/21	4.500%	11,975,000	12,124,687
04/01/22	8.125%	3,032,000	3,176,020
Tenet Healthcare Corp.(d)
01/01/22	7.500%	2,461,000	2,664,033
Total			138,270,222
Healthcare Insurance 0.8%
Centene Corp.
05/15/22	4.750%	2,365,000	2,450,731
02/15/24	6.125%	2,588,000	2,807,980
01/15/25	4.750%	7,106,000	7,310,298
Molina Healthcare, Inc.
11/15/22	5.375%	4,923,000	5,089,151
Total			17,658,160
Home Construction 0.9%
CalAtlantic Group, Inc.
12/15/21	6.250%	2,285,000	2,507,787
11/15/24	5.875%	5,630,000	6,038,175
Meritage Homes Corp.
04/01/22	7.000%	3,328,000	3,735,680
06/01/25	6.000%	1,948,000	2,025,920
Taylor Morrison Communities, Inc./Monarch, Inc.(d)
04/15/23	5.875%	2,300,000	2,420,750
03/01/24	5.625%	2,745,000	2,827,350
Total			19,555,662

4	Columbia High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 10.1%
Antero Resources Corp.
12/01/22	5.125%	8,500,000	8,542,500
Callon Petroleum Co.(d)
10/01/24	6.125%	2,482,000	2,587,485
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	17,807,000	18,029,587
Chesapeake Energy Corp.(d)
12/15/22	8.000%	1,950,000	2,062,125
01/15/25	8.000%	6,120,000	6,074,100
Continental Resources, Inc.
04/15/23	4.500%	2,564,000	2,512,720
06/01/24	3.800%	7,287,000	6,749,584
CrownRock LP/Finance, Inc.(d)
04/15/21	7.125%	822,000	854,880
02/15/23	7.750%	8,690,000	9,363,475
Denbury Resources, Inc.(d)
05/15/21	9.000%	5,499,000	5,925,172
Diamondback Energy, Inc.(d)
11/01/24	4.750%	1,501,000	1,504,753
05/31/25	5.375%	8,048,000	8,329,680
Extraction Oil & Gas Holdings LLC/Finance Corp.(d)
07/15/21	7.875%	10,112,000	10,769,280
Halcon Resources Corp.(d)
02/15/25	6.750%	5,229,000	5,176,710
Laredo Petroleum, Inc.
01/15/22	5.625%	5,966,000	6,010,745
05/01/22	7.375%	3,662,000	3,790,170
03/15/23	6.250%	15,925,000	16,323,125
MEG Energy Corp.(d)
01/15/25	6.500%	4,083,000	3,991,132
Newfield Exploration Co.
01/30/22	5.750%	313,000	334,128
07/01/24	5.625%	7,025,000	7,516,750
Parsley Energy LLC/Finance Corp.(d)
06/01/24	6.250%	3,073,000	3,228,555
01/15/25	5.375%	6,852,000	6,954,780
08/15/25	5.250%	6,493,000	6,557,930
PDC Energy, Inc.(d)
09/15/24	6.125%	7,187,000	7,420,577
QEP Resources, Inc.
05/01/23	5.250%	202,000	198,970
Range Resources Corp.(d)
03/15/23	5.000%	3,270,000	3,167,813
RSP Permian, Inc.(d)
01/15/25	5.250%	9,507,000	9,744,675
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.
06/01/25	5.625%	1,555,000	1,471,419
09/15/26	6.750%	12,300,000	12,515,250
Whiting Petroleum Corp.
03/15/21	5.750%	8,524,000	8,481,380
04/01/23	6.250%	3,882,000	3,891,705
WPX Energy, Inc.
01/15/22	6.000%	18,624,000	19,019,760
Total			209,100,915
Leisure 0.6%
Live Nation Entertainment, Inc.(d)
11/01/24	4.875%	4,602,000	4,590,495
LTF Merger Sub, Inc.(d)
06/15/23	8.500%	4,934,000	5,230,040
Silversea Cruise Finance Ltd.(d)
02/01/25	7.250%	1,849,000	1,927,583
Total			11,748,118
Lodging 0.8%
Hilton Domestic Operating Co., Inc.(d)
09/01/24	4.250%	2,839,000	2,807,771
Hilton Grand Vacations Borrower LLC/Inc.(d)
12/01/24	6.125%	2,046,000	2,158,530
Playa Resorts Holding BV(d)
08/15/20	8.000%	10,125,000	10,707,187
Total			15,673,488
Media and Entertainment 3.8%
AMC Networks, Inc.
04/01/24	5.000%	2,987,000	3,015,018
CBS Radio, Inc.(d)
11/01/24	7.250%	1,199,000	1,279,933
iHeartCommunications, Inc.
03/01/21	9.000%	6,550,000	5,305,500
Match Group, Inc.
06/01/24	6.375%	5,138,000	5,549,040
MDC Partners, Inc.(d)
05/01/24	6.500%	11,600,000	11,208,500
Netflix, Inc.
02/15/22	5.500%	1,351,000	1,442,193
02/15/25	5.875%	12,075,000	13,056,094
Netflix, Inc.(d)
11/15/26	4.375%	13,190,000	13,074,587
Nielsen Luxembourg SARL(d)
02/01/25	5.000%	6,219,000	6,265,642
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	9,717,000	10,202,850

Columbia High Yield Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(d)
02/15/25	5.125%	7,760,000	7,653,300
Total			78,052,657
Metals and Mining 3.7%
Alcoa Nederland Holding BV(d)
09/30/24	6.750%	2,114,000	2,298,975
09/30/26	7.000%	1,675,000	1,838,313
Constellium NV(d)
05/15/24	5.750%	8,846,000	8,381,585
03/01/25	6.625%	3,870,000	3,848,231
Freeport-McMoRan, Inc.
03/01/22	3.550%	1,917,000	1,780,414
03/15/23	3.875%	3,807,000	3,502,440
11/14/24	4.550%	12,308,000	11,507,980
Grinding Media, Inc./MC Canada, Inc.(d)
12/15/23	7.375%	3,139,000	3,358,730
HudBay Minerals, Inc.(d)
01/15/23	7.250%	1,319,000	1,408,033
01/15/25	7.625%	4,401,000	4,808,092
Novelis Corp.(d)
08/15/24	6.250%	3,144,000	3,332,640
09/30/26	5.875%	9,483,000	9,755,636
Peabody Securities Finance Corp.(d)
03/31/22	6.000%	1,236,000	1,260,720
03/31/25	6.375%	3,843,000	3,919,860
Teck Resources Ltd.(d)
06/01/24	8.500%	3,850,000	4,494,875
Teck Resources Ltd.
07/15/41	6.250%	11,446,000	11,875,225
Total			77,371,749
Midstream 3.8%
Cheniere Corpus Christi Holdings LLC(d)
06/30/24	7.000%	3,000,000	3,360,000
Energy Transfer Equity LP
06/01/27	5.500%	15,777,000	16,703,899
Tallgrass Energy Partners LP/Finance Corp.(d)
09/15/24	5.500%	1,809,000	1,827,090
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	256,000	264,320
11/15/23	4.250%	3,192,000	3,168,060
03/15/24	6.750%	6,929,000	7,569,933
Targa Resources Partners LP/Finance Corp.(d)
02/01/27	5.375%	8,635,000	9,001,987
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	1,319,000	1,398,140
10/15/22	6.250%	6,548,000	7,006,360
05/01/24	6.375%	2,648,000	2,879,700
01/15/25	5.250%	4,835,000	5,094,881
Williams Companies, Inc. (The)
01/15/23	3.700%	6,746,000	6,611,080
06/24/24	4.550%	13,588,000	13,791,820
Total			78,677,270
Oil Field Services 1.2%
Nabors Industries, Inc.(d)
01/15/23	5.500%	953,000	983,377
Precision Drilling Corp.(d)
12/15/23	7.750%	511,000	553,158
SESI LLC
05/01/19	6.375%	3,299,000	3,311,371
12/15/21	7.125%	975,000	1,001,812
Trinidad Drilling Ltd.(d)
02/15/25	6.625%	1,393,000	1,434,790
Weatherford International Ltd.
06/15/21	7.750%	3,681,000	3,970,879
06/15/23	8.250%	8,072,000	8,758,120
Weatherford International Ltd.(d)
02/15/24	9.875%	5,019,000	5,796,945
Total			25,810,452
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.(d)
02/01/22	6.250%	2,593,000	2,677,273
Packaging 4.1%
ARD Finance SA PIK(d)
09/15/23	7.125%	2,992,000	3,122,900
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
05/15/24	7.250%	8,624,000	9,400,160
02/15/25	6.000%	10,823,000	11,120,632
Berry Plastics Corp.
05/15/22	5.500%	2,882,000	3,004,485
10/15/22	6.000%	5,392,000	5,708,780
07/15/23	5.125%	7,100,000	7,313,000
Novolex (d)
01/15/25	6.875%	1,763,000	1,802,668
Owens-Brockway Glass Container, Inc.(d)
08/15/23	5.875%	1,952,000	2,095,960
08/15/25	6.375%	5,801,000	6,297,711
Plastipak Holdings, Inc.(d)
10/01/21	6.500%	8,609,000	8,996,405

6	Columbia High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	6,835,000	7,040,050
Reynolds Group Issuer, Inc./LLC(d)
07/15/24	7.000%	14,810,000	15,930,006
Signode Industrial Group Luxembourg SA/US, Inc.(d)
05/01/22	6.375%	2,250,000	2,311,875
Total			84,144,632
Pharmaceuticals 2.3%
Endo Finance LLC/Finco, Inc.(d),(f)
02/01/25	6.000%	3,085,000	2,757,219
Endo Finance LLC/Ltd./Finco, Inc.(d)
07/15/23	6.000%	1,538,000	1,414,960
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	4,858,000	5,040,175
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(d)
08/01/23	6.375%	7,606,000	8,185,957
Mallinckrodt International Finance SA/CB LLC(d)
10/15/23	5.625%	1,555,000	1,492,800
04/15/25	5.500%	1,756,000	1,633,080
Valeant Pharmaceuticals International, Inc.(d)
10/15/20	6.375%	8,096,000	7,367,360
07/15/21	7.500%	1,449,000	1,331,269
12/01/21	5.625%	3,362,000	2,832,485
05/15/23	5.875%	11,003,000	8,953,691
04/15/25	6.125%	8,068,000	6,424,145
Total			47,433,141
Property & Casualty 0.9%
Alliant Holdings Intermediate LP(d)
08/01/23	8.250%	383,000	404,065
Hub Holdings LLC/Finance, Inc.(d)
PIK
07/15/19	8.125%	1,245,000	1,254,337
HUB International Ltd.(d)
10/01/21	7.875%	16,548,000	17,499,510
Total			19,157,912
Restaurants 0.4%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(d)
06/01/26	5.250%	8,536,000	8,824,090
Retailers 1.6%
Asbury Automotive Group, Inc.
12/15/24	6.000%	4,449,000	4,626,960
Dollar Tree, Inc.
03/01/23	5.750%	5,434,000	5,766,832
Group 1 Automotive, Inc.(d)
12/15/23	5.250%	2,285,000	2,347,838
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
11/01/35	6.875%	3,310,000	3,181,738
Penske Automotive Group, Inc.
12/01/24	5.375%	2,719,000	2,759,785
05/15/26	5.500%	1,788,000	1,775,842
Rite Aid Corp.(d)
04/01/23	6.125%	4,096,000	4,340,326
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	1,993,000	2,381,635
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	5,993,000	6,097,877
Total			33,278,833
Technology 5.6%
Camelot Finance SA(d)
10/15/24	7.875%	2,748,000	2,926,620
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(d)
06/15/23	5.450%	6,150,000	6,646,182
06/15/26	6.020%	3,410,000	3,749,551
Equinix, Inc.
04/01/23	5.375%	4,307,000	4,468,513
01/15/26	5.875%	6,872,000	7,340,121
First Data Corp.(d)
08/15/23	5.375%	10,503,000	10,923,120
12/01/23	7.000%	7,994,000	8,593,550
01/15/24	5.000%	4,758,000	4,859,012
01/15/24	5.750%	8,200,000	8,497,250
Informatica LLC(d)
07/15/23	7.125%	3,138,000	3,031,308
Microsemi Corp.(d)
04/15/23	9.125%	3,875,000	4,465,938
MSCI, Inc.(d)
08/15/25	5.750%	4,888,000	5,205,720
NXP BV/Funding LLC(d)
06/15/22	4.625%	3,314,000	3,521,125
09/01/22	3.875%	2,250,000	2,303,438
03/15/23	5.750%	2,195,000	2,315,725
PTC, Inc.
05/15/24	6.000%	5,809,000	6,201,107
Qualitytech LP/Finance Corp.
08/01/22	5.875%	5,765,000	5,981,187
Riverbed Technology, Inc.(d)
03/01/23	8.875%	2,950,000	3,149,125
Solera LLC/Finance, Inc.(d)
03/01/24	10.500%	6,743,000	7,687,020
Symantec Corp.(d)
04/15/25	5.000%	4,619,000	4,741,145

Columbia High Yield Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VeriSign, Inc.
05/01/23	4.625%	3,743,000	3,817,860
04/01/25	5.250%	4,834,000	5,033,402
Total			115,458,019
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.(d)
03/15/25	5.250%	4,672,000	4,473,440
Hertz Corp. (The)(d)
10/15/24	5.500%	7,891,000	7,121,628
Total			11,595,068
Wireless 7.1%
SBA Communications Corp.(d)
09/01/24	4.875%	18,576,000	18,481,262
SFR Group SA(d)
05/15/22	6.000%	8,271,000	8,578,598
05/01/26	7.375%	18,030,000	18,683,587
Sprint Capital Corp.
05/01/19	6.900%	4,550,000	4,847,206
Sprint Communications, Inc.(d)
11/15/18	9.000%	2,627,000	2,876,565
03/01/20	7.000%	2,753,000	3,007,653
Sprint Communications, Inc.
08/15/20	7.000%	568,000	612,730
Sprint Corp.
09/15/23	7.875%	3,586,000	3,989,425
06/15/24	7.125%	5,202,000	5,616,547
02/15/25	7.625%	22,540,000	25,132,100
T-Mobile USA, Inc.
01/15/22	6.125%	2,417,000	2,555,978
04/28/22	6.731%	1,126,000	1,171,040
03/01/23	6.000%	4,091,000	4,326,233
04/01/23	6.625%	2,456,000	2,609,500
01/15/24	6.500%	7,911,000	8,500,369
03/01/25	6.375%	5,074,000	5,454,449
01/15/26	6.500%	14,772,000	16,230,735
Wind Acquisition Finance SA(d)
04/30/20	6.500%	2,948,000	3,058,845
07/15/20	4.750%	8,653,000	8,793,611
04/23/21	7.375%	2,130,000	2,217,863
Total			146,744,296
Wirelines 4.0%
CenturyLink, Inc.
04/01/24	7.500%	12,731,000	13,685,825
04/01/25	5.625%	2,598,000	2,526,555
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Corp.
09/15/20	8.875%	6,071,000	6,435,260
04/15/22	8.750%	2,025,000	2,025,000
09/15/22	10.500%	2,974,000	3,092,008
04/15/24	7.625%	4,048,000	3,633,080
01/15/25	6.875%	9,741,000	8,206,793
09/15/25	11.000%	9,405,000	9,452,025
Level 3 Financing, Inc.
08/15/22	5.375%	3,790,000	3,929,283
01/15/24	5.375%	3,700,000	3,797,125
Level 3 Financing, Inc.(d)
03/15/26	5.250%	4,471,000	4,510,121
Telecom Italia SpA(d)
05/30/24	5.303%	4,859,000	4,937,959
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	3,034,000	3,208,455
05/15/25	6.375%	10,427,000	11,235,092
Zayo Group LLC/Capital, Inc.(d)
01/15/27	5.750%	2,733,000	2,889,601
Total			83,564,182
Total Corporate Bonds & Notes (Cost $1,870,932,076)			1,938,462,717

Limited Partnerships —%
Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Varde Fund V LP(a),(b)	25,000,000	3,482
Total Financials		3,482
Total Limited Partnerships (Cost $—)		3,482

Senior Loans 1.9%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.4%
Serta Simmons Holdings, LLC(f),(g)
2nd Lien Term Loan
11/08/24	9.038%	7,952,159	8,101,262
Diversified Manufacturing 0.2%
Accudyne Industries Borrower SCA/LLC(f),(g)
Term Loan
12/13/19	4.000%	4,698,000	4,478,744

8	Columbia High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Independent Energy 0.3%
Chesapeake Energy Corp.(f),(g)
Tranche A Term Loan
08/23/21	8.553%	5,035,262	5,438,083
Media and Entertainment 0.0%
UFC Holdings LLC(f),(g)
2nd Lien Term Loan
08/18/24	8.500%	440,000	451,000
Technology 1.0%
Ancestry.com Operations, Inc.(f),(g)
2nd Lien Term Loan
10/19/24	9.250%	1,891,427	1,932,414
Genesys Telecom(f),(g)
Term Loan
12/01/23	5.025%	1,768,000	1,788,208
Information Resources, Inc.(f),(g)
1st Lien Term Loan
01/18/24	5.250%	6,753,000	6,833,226
Information Resources, Inc.(f),(g),(h)
2nd Lien Term Loan
01/20/25	9.250%	7,439,000	7,389,382
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Kronos, Inc.(f),(g)
2nd Lien Term Loan
11/01/24	9.284%	2,694,000	2,783,468
Total			20,726,698
Total Senior Loans (Cost $38,134,233)			39,195,787

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(i),(j)	70,032,807	70,032,807
Total Money Market Funds (Cost $70,032,807)		70,032,807
Total Investments (Cost: $1,979,099,116)		2,047,694,793
Other Assets & Liabilities, Net		25,961,231
Net Assets		2,073,656,024

At February 28, 2017, securities and/or cash totaling $910,600 were pledged as collateral.
Futures contracts outstanding at February 28, 2017
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(628)	USD	(78,235,063)	06/2017	—	(265,974)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2017, the value of these securities amounted to $3,482, which represents less than 0.01% of net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2017, the value of these securities amounted to $1,043,754,055 or 50.33% of net assets.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2017, the value of these securities amounted to $3,101,700 which represents 0.15% of net assets.
(g)	Variable rate security.
(h)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
Columbia High Yield Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	82,259,523	636,292,407	(648,519,123)	70,032,807	1,307	327,392	70,032,807
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At February 28, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,979,099,000	85,308,000	(16,712,000)	68,596,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
10	Columbia High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Financials	—	—	0*	—	0*
Corporate Bonds & Notes	—	1,938,462,717	—	—	1,938,462,717
Limited Partnerships
Financials	—	—	3,482	—	3,482
Senior Loans	—	39,195,787	—	—	39,195,787
Money Market Funds	—	—	—	70,032,807	70,032,807
Total Investments	—	1,977,658,504	3,482	70,032,807	2,047,694,793
Derivatives
Liability
Futures Contracts	(265,974)	—	—	—	(265,974)
Total	(265,974)	1,977,658,504	3,482	70,032,807	2,047,428,819

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Limited partnership securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.
Common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia High Yield Bond Fund | Quarterly Report 2017	11

Portfolio of Investments
Columbia Diversified Equity Income Fund, February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.9%
Issuer	Shares	Value ($)
Consumer Discretionary 5.5%
Household Durables 1.0%
Toll Brothers, Inc.(a)	743,604	25,386,641
Internet & Catalog Retail 0.7%
Expedia, Inc.	134,990	16,069,210
Media 2.1%
Comcast Corp., Class A	788,282	29,497,512
DISH Network Corp., Class A(a)	347,690	21,556,780
Total		51,054,292
Specialty Retail 1.7%
Foot Locker, Inc.	306,880	23,221,610
Home Depot, Inc. (The)	130,207	18,868,296
Total		42,089,906
Total Consumer Discretionary		134,600,049
Consumer Staples 8.4%
Beverages 1.4%
PepsiCo, Inc.	302,905	33,434,654
Food & Staples Retailing 0.9%
SYSCO Corp.	442,146	23,309,937
Food Products 2.4%
Mondelez International, Inc., Class A	651,074	28,595,170
Tyson Foods, Inc., Class A	473,648	29,631,419
Total		58,226,589
Tobacco 3.7%
Altria Group, Inc.	346,652	25,971,168
Philip Morris International, Inc.	573,602	62,723,379
Total		88,694,547
Total Consumer Staples		203,665,727
Energy 12.9%
Energy Equipment & Services 1.2%
Halliburton Co.	538,411	28,783,452
Oil, Gas & Consumable Fuels 11.7%
BP PLC, ADR	617,529	20,946,583
Cimarex Energy Co.	192,797	24,238,439
ConocoPhillips	716,875	34,101,744
Devon Energy Corp.	572,353	24,817,226
EOG Resources, Inc.	316,922	30,738,265
Common Stocks (continued)
Issuer	Shares	Value ($)
Exxon Mobil Corp.	1,093,206	88,899,512
Hess Corp.	555,518	28,575,846
Valero Energy Corp.	469,996	31,936,228
Total		284,253,843
Total Energy		313,037,295
Financials 28.6%
Banks 15.0%
Citigroup, Inc.	1,154,869	69,072,715
Fifth Third Bancorp	1,243,056	34,109,457
JPMorgan Chase & Co.	1,066,296	96,627,743
PNC Financial Services Group, Inc. (The)	329,158	41,878,772
SunTrust Banks, Inc.	537,710	31,988,368
Wells Fargo & Co.	1,533,092	88,735,365
Total		362,412,420
Capital Markets 6.4%
Charles Schwab Corp. (The)	757,849	30,624,678
Goldman Sachs Group, Inc. (The)	132,608	32,894,741
Intercontinental Exchange, Inc.	490,825	28,040,832
Invesco Ltd.	819,702	26,386,207
Morgan Stanley	802,735	36,660,908
Total		154,607,366
Diversified Financial Services 3.4%
Berkshire Hathaway, Inc., Class B(a)	484,225	83,005,849
Insurance 3.8%
Aon PLC	202,180	23,382,117
Chubb Ltd.	294,858	40,740,530
MetLife, Inc.	511,454	26,820,648
Total		90,943,295
Total Financials		690,968,930
Health Care 10.1%
Biotechnology 1.1%
AbbVie, Inc.	439,472	27,176,948
Health Care Equipment & Supplies 2.0%
Medtronic PLC	584,239	47,270,778
Health Care Providers & Services 1.2%
Aetna, Inc.	227,358	29,274,616

Columbia Diversified Equity Income Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Diversified Equity Income Fund, February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.8%
Jazz Pharmaceuticals PLC(a)	100,328	13,305,500
Johnson & Johnson	628,686	76,831,716
Merck & Co., Inc.	757,759	49,913,585
Total		140,050,801
Total Health Care		243,773,143
Industrials 7.7%
Aerospace & Defense 1.3%
Northrop Grumman Corp.	126,948	31,367,581
Airlines 1.3%
United Continental Holdings, Inc.(a)	407,361	30,181,377
Industrial Conglomerates 1.1%
Carlisle Companies, Inc.	259,768	26,834,034
Machinery 2.7%
Cummins, Inc.	204,059	30,300,721
Ingersoll-Rand PLC	439,207	34,855,467
Total		65,156,188
Road & Rail 1.3%
Norfolk Southern Corp.	265,616	32,147,505
Total Industrials		185,686,685
Information Technology 11.6%
Communications Equipment 2.4%
Cisco Systems, Inc.	1,687,233	57,669,624
IT Services 1.3%
Leidos Holdings, Inc.	251,923	13,427,496
MasterCard, Inc., Class A	165,241	18,252,521
Total		31,680,017
Semiconductors & Semiconductor Equipment 2.8%
Lam Research Corp.	183,783	21,785,637
ON Semiconductor Corp.(a)	1,500,729	22,706,030
Skyworks Solutions, Inc.	241,399	22,887,039
Total		67,378,706
Software 2.5%
Activision Blizzard, Inc.	460,054	20,762,237
Microsoft Corp.	313,082	20,030,986
Nuance Communications, Inc.(a)	1,209,045	20,590,036
Total		61,383,259
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc.	268,857	36,830,720
Western Digital Corp.	335,004	25,755,108
Total		62,585,828
Total Information Technology		280,697,434
Materials 2.1%
Chemicals 1.4%
Eastman Chemical Co.	407,999	32,741,920
Metals & Mining 0.7%
Freeport-McMoRan, Inc.(a)	1,329,218	17,811,521
Total Materials		50,553,441
Real Estate 3.8%
Equity Real Estate Investment Trusts (REITS) 3.8%
Alexandria Real Estate Equities, Inc.	261,331	31,179,401
American Homes 4 Rent, Class A	1,351,440	32,123,729
American Tower Corp.	242,101	27,790,774
Total		91,093,904
Total Real Estate		91,093,904
Telecommunication Services 1.4%
Diversified Telecommunication Services 1.4%
Verizon Communications, Inc.	697,296	34,606,800
Total Telecommunication Services		34,606,800
Utilities 5.8%
Electric Utilities 4.5%
American Electric Power Co., Inc.	374,768	25,098,213
Edison International	382,145	30,472,242
NextEra Energy, Inc.	199,901	26,187,031
Xcel Energy, Inc.	632,387	27,641,636
Total		109,399,122
Multi-Utilities 1.3%
Ameren Corp.	564,797	30,888,748
Total Utilities		140,287,870
Total Common Stocks (Cost $1,821,894,483)		2,368,971,278

2	Columbia Diversified Equity Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Diversified Equity Income Fund, February 28, 2017 (Unaudited)
Convertible Bonds 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.5%
DISH Network Corp.(b)
08/15/26	3.375%	9,732,000	11,759,857
Total Convertible Bonds (Cost $9,732,000)			11,759,857

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(c),(d)	31,182,555	31,182,555
Total Money Market Funds (Cost $31,182,555)		31,182,555
Total Investments (Cost: $1,862,809,038)		2,411,913,690
Other Assets & Liabilities, Net		6,407,501
Net Assets		2,418,321,191
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2017, the value of these securities amounted to $11,759,857 or 0.49% of net assets.
(c)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	34,470,263	253,355,248	(256,642,956)	31,182,555	(1,362)	151,385	31,182,555
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At February 28, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,862,809,000	595,350,000	(46,245,000)	549,105,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Columbia Diversified Equity Income Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Diversified Equity Income Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	134,600,049	—	—	—	134,600,049
Consumer Staples	203,665,727	—	—	—	203,665,727
Energy	313,037,295	—	—	—	313,037,295
Financials	690,968,930	—	—	—	690,968,930
Health Care	243,773,143	—	—	—	243,773,143
Industrials	185,686,685	—	—	—	185,686,685
Information Technology	280,697,434	—	—	—	280,697,434
Materials	50,553,441	—	—	—	50,553,441
Real Estate	91,093,904	—	—	—	91,093,904
4	Columbia Diversified Equity Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Diversified Equity Income Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	34,606,800	—	—	—	34,606,800
Utilities	140,287,870	—	—	—	140,287,870
Total Common Stocks	2,368,971,278	—	—	—	2,368,971,278
Convertible Bonds	—	11,759,857	—	—	11,759,857
Money Market Funds	—	—	—	31,182,555	31,182,555
Total Investments	2,368,971,278	11,759,857	—	31,182,555	2,411,913,690
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Diversified Equity Income Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Small/Mid Cap Value Fund, February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.4%
Issuer	Shares	Value ($)
Consumer Discretionary 7.6%
Auto Components 2.5%
Cooper-Standard Holding, Inc.(a)	56,000	6,272,000
Motorcar Parts of America, Inc.(a)	235,000	6,666,950
Tenneco, Inc.(a)	140,000	9,003,400
Total		21,942,350
Diversified Consumer Services 0.6%
Nord Anglia Education, Inc.(a)	230,000	5,398,100
Hotels, Restaurants & Leisure 0.4%
Dave & Buster’s Entertainment, Inc.(a)	64,000	3,660,160
Household Durables 1.1%
D.R. Horton, Inc.	205,000	6,560,000
William Lyon Homes, Inc., Class A(a)	170,000	3,133,100
Total		9,693,100
Media 0.7%
AMC Entertainment Holdings, Inc., Class A	190,000	5,956,500
Specialty Retail 1.7%
Aaron’s, Inc.	110,000	3,000,800
Children’s Place, Inc. (The)	75,000	7,597,500
Genesco, Inc.(a)	85,000	4,955,500
Total		15,553,800
Textiles, Apparel & Luxury Goods 0.6%
Kate Spade & Co.(a)	233,000	5,559,380
Total Consumer Discretionary		67,763,390
Consumer Staples 2.6%
Food & Staples Retailing 0.6%
United Natural Foods, Inc.(a)	128,000	5,510,400
Food Products 1.6%
AdvancePierre Foods Holdings, Inc.	300,000	8,688,000
Post Holdings, Inc.(a)	61,000	4,994,070
Total		13,682,070
Personal Products 0.4%
Avon Products, Inc.(a)	850,000	3,740,000
Total Consumer Staples		22,932,470
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 7.6%
Energy Equipment & Services 1.5%
Keane Group, Inc.(a)	285,000	4,993,200
Patterson-UTI Energy, Inc.	295,000	8,147,900
Total		13,141,100
Oil, Gas & Consumable Fuels 6.1%
Aegean Marine Petroleum Network, Inc.	560,000	5,656,000
Arch Coal, Inc.(a)	43,000	3,089,980
Carrizo Oil & Gas, Inc.(a)	210,000	6,835,500
Newfield Exploration Co.(a)	190,000	6,927,400
Oasis Petroleum, Inc.(a)	405,000	5,734,800
PBF Energy, Inc., Class A	190,000	4,653,100
PDC Energy, Inc.(a)	130,000	8,786,700
Whiting Petroleum Corp.(a)	545,000	5,913,250
WPX Energy, Inc.(a)	505,000	6,514,500
Total		54,111,230
Total Energy		67,252,330
Financials 26.1%
Banks 11.9%
Bank of the Ozarks, Inc.	170,000	9,304,100
Customers Bancorp, Inc.(a)	315,000	10,813,950
East West Bancorp, Inc.	245,000	13,259,400
First Republic Bank	115,000	10,790,450
Hancock Holding Co.	170,000	8,066,500
Hope Bancorp, Inc.	415,000	8,881,000
Huntington Bancshares, Inc.	855,000	12,089,700
Popular, Inc.	200,000	8,812,000
Prosperity Bancshares, Inc.	158,000	11,777,320
Zions Bancorporation	245,000	11,000,500
Total		104,794,920
Capital Markets 4.8%
E*TRADE Financial Corp.(a)	220,000	7,592,200
Evercore Partners, Inc., Class A	50,000	3,977,500
Houlihan Lokey, Inc.	106,293	3,347,167
Lazard Ltd., Class A	177,000	7,621,620
Moelis & Co., ADR, Class A	164,273	6,045,246

Columbia Small/Mid Cap Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Stifel Financial Corp.(a)	135,000	7,284,600
Virtu Financial, Inc. Class A	405,000	7,026,750
Total		42,895,083
Consumer Finance 1.6%
Encore Capital Group, Inc.(a)	155,000	5,161,500
SLM Corp.(a)	715,000	8,572,850
Total		13,734,350
Insurance 4.9%
American Equity Investment Life Holding Co.	375,000	10,091,250
Amtrust Financial Services, Inc.	155,000	3,565,000
Assured Guaranty Ltd.	220,000	9,044,200
Athene Holding Ltd., Class A(a)	189,432	9,844,781
CNO Financial Group, Inc.	347,200	7,259,952
MBIA, Inc.(a)	330,000	3,405,600
Total		43,210,783
Thrifts & Mortgage Finance 2.9%
BofI Holding, Inc.(a)	326,500	10,297,810
Flagstar Bancorp, Inc.(a)	265,000	7,526,000
MGIC Investment Corp.(a)	775,000	8,253,750
Total		26,077,560
Total Financials		230,712,696
Health Care 7.4%
Health Care Equipment & Supplies 3.7%
Merit Medical Systems, Inc.(a)	330,000	10,164,000
Teleflex, Inc.	65,000	12,426,700
Wright Medical Group NV(a)	370,000	10,315,600
Total		32,906,300
Health Care Providers & Services 2.9%
Almost Family, Inc.(a)	95,000	4,716,750
Envision Healthcare Corp.(a)	160,000	11,200,000
Molina Healthcare, Inc.(a)	79,000	3,832,290
Tenet Healthcare Corp.(a)	280,000	5,404,000
Total		25,153,040
Life Sciences Tools & Services 0.8%
Patheon NV(a)	228,000	7,182,000
Total Health Care		65,241,340
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 12.5%
Air Freight & Logistics 1.2%
XPO Logistics, Inc.(a)	200,000	10,198,000
Airlines 1.6%
Alaska Air Group, Inc.	107,000	10,466,740
Skywest, Inc.	114,890	4,038,383
Total		14,505,123
Building Products 0.7%
Apogee Enterprises, Inc.	110,000	6,289,800
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	192,000	7,831,680
Deluxe Corp.	147,000	10,817,730
Total		18,649,410
Construction & Engineering 2.5%
Granite Construction, Inc.	111,000	5,884,110
Jacobs Engineering Group, Inc.	155,000	8,743,550
MasTec, Inc.(a)	180,000	7,065,000
Total		21,692,660
Machinery 3.3%
Barnes Group, Inc.	200,000	10,022,000
Kennametal, Inc.	225,000	8,345,250
Oshkosh Corp.	132,000	8,961,480
REV Group, Inc.(a)	71,844	2,043,962
Total		29,372,692
Trading Companies & Distributors 1.1%
Neff Corp. Class A(a),(b)	440,000	6,864,000
Triton International Ltd.	129,974	3,211,658
Total		10,075,658
Total Industrials		110,783,343
Information Technology 9.5%
Communications Equipment 1.2%
Finisar Corp.(a)	145,000	4,854,600
Oclaro, Inc.(a)	675,000	5,737,500
Total		10,592,100
Electronic Equipment, Instruments & Components 0.5%
TTM Technologies, Inc.(a)	240,400	3,884,864

2	Columbia Small/Mid Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.6%
Booz Allen Hamilton Holdings Corp.	155,000	5,544,350
Semiconductors & Semiconductor Equipment 6.2%
Brooks Automation, Inc.	210,000	4,380,600
Cirrus Logic, Inc.(a)	104,000	5,624,320
Cypress Semiconductor Corp.	630,000	8,360,100
Kulicke & Soffa Industries, Inc.(a)	465,000	9,518,550
Marvell Technology Group Ltd.	570,000	8,892,000
ON Semiconductor Corp.(a)	670,000	10,137,100
Qorvo, Inc.(a)	118,000	7,799,800
Total		54,712,470
Software 1.0%
Ebix, Inc.	50,000	3,125,000
Take-Two Interactive Software, Inc.(a)	103,000	5,868,940
Total		8,993,940
Total Information Technology		83,727,724
Materials 7.3%
Chemicals 5.4%
Albemarle Corp.	120,000	12,181,200
Cabot Corp.	80,000	4,638,400
Huntsman Corp.	475,000	10,735,000
Olin Corp.	290,000	9,013,200
Orion Engineered Carbons SA	280,000	5,824,000
Platform Specialty Products Corp.(a)	420,000	5,539,800
Total		47,931,600
Metals & Mining 1.0%
Alcoa Corp.	102,000	3,528,180
Steel Dynamics, Inc.	150,000	5,490,000
Total		9,018,180
Paper & Forest Products 0.9%
KapStone Paper and Packaging Corp.	325,000	7,345,000
Total Materials		64,294,780
Real Estate 11.8%
Equity Real Estate Investment Trusts (REITS) 11.8%
Alexandria Real Estate Equities, Inc.	87,000	10,379,970
American Assets Trust, Inc.	202,000	8,888,000
Chesapeake Lodging Trust	205,000	4,952,800
First Industrial Realty Trust, Inc.	320,000	8,608,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Highwoods Properties, Inc.	155,000	8,135,950
Hospitality Properties Trust	245,000	7,786,100
Hudson Pacific Properties, Inc.	210,000	7,681,800
Mack-Cali Realty Corp.	290,000	8,453,500
Mid-America Apartment Communities, Inc.	76,000	7,807,480
PS Business Parks, Inc.	79,000	9,180,590
QTS Realty Trust Inc., Class A	172,000	9,047,200
Sun Communities, Inc.	86,000	7,123,380
Tanger Factory Outlet Centers, Inc.	180,000	6,096,600
Total		104,141,370
Total Real Estate		104,141,370
Utilities 5.0%
Electric Utilities 1.2%
Pinnacle West Capital Corp.	124,000	10,191,560
Gas Utilities 3.0%
New Jersey Resources Corp.	225,000	8,865,000
South Jersey Industries, Inc.	270,000	9,455,400
Southwest Gas Corp.	100,000	8,553,000
Total		26,873,400
Multi-Utilities 0.8%
CMS Energy Corp.	160,000	7,123,200
Total Utilities		44,188,160
Total Common Stocks (Cost $661,779,136)		861,037,603

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(b),(c)	22,609,841	22,609,841
Total Money Market Funds (Cost $22,609,841)		22,609,841
Total Investments (Cost: $684,388,977)		883,647,444
Other Assets & Liabilities, Net		543,632
Net Assets		884,191,076

Columbia Small/Mid Cap Value Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, February 28, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	11,157,656	206,226,346	(194,774,161)	22,609,841	(468)	73,068	22,609,841
Neff Corp. Class A *	540,549	—	(100,549)	440,000	(199,053)	—	6,864,000
Total	11,698,205	206,226,346	(194,874,710)	23,049,841	(199,521)	73,068	29,473,841

*	Issuer was not an affiliate for the entire period ended February 28, 2017.

(c)	The rate shown is the seven-day current annualized yield at February 28, 2017.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At February 28, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
684,389,000	211,624,000	(12,366,000)	199,258,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
4	Columbia Small/Mid Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	67,763,390	—	—	—	67,763,390
Consumer Staples	22,932,470	—	—	—	22,932,470
Energy	67,252,330	—	—	—	67,252,330
Financials	230,712,696	—	—	—	230,712,696
Health Care	65,241,340	—	—	—	65,241,340
Industrials	110,783,343	—	—	—	110,783,343
Information Technology	83,727,724	—	—	—	83,727,724
Materials	64,294,780	—	—	—	64,294,780
Real Estate	104,141,370	—	—	—	104,141,370
Utilities	44,188,160	—	—	—	44,188,160
Total Common Stocks	861,037,603	—	—	—	861,037,603
Money Market Funds	—	—	—	22,609,841	22,609,841
Total Investments	861,037,603	—	—	22,609,841	883,647,444
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Small/Mid Cap Value Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia U.S. Government Mortgage Fund, February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 5.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ALM XIX Ltd.(a),(b)
Series 2016-19A Class B
07/15/28	4.023%	4,000,000	4,044,376
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class B
02/14/25	4.136%	6,300,000	6,308,285
Series 2016-1A Class C
04/20/27	5.930%	3,000,000	3,047,511
Conn’s Receivables Funding LLC(a)
Series 2016-A Class A
04/16/18	4.680%	2,016,486	2,020,462
Series 2016-B Class A
10/15/18	3.730%	5,470,528	5,487,842
Series 2016-B Class B
03/15/19	7.340%	7,500,000	7,556,226
Subordinated, Series 2016-A Class B
08/15/18	8.960%	4,500,000	4,545,405
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class ER
10/15/28	8.563%	10,000,000	10,136,540
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class C
10/21/26	4.041%	7,000,000	7,026,726
Nomad CLO Ltd.(a),(b)
Series 2013-1A Class B
01/15/25	3.973%	10,000,000	10,004,750
Octagon Investment Partners 27 Ltd.(a),(b)
Series 2016-1A Class C
07/15/27	3.662%	7,500,000	7,556,415
Octagon Investment Partners XXVI Ltd.(a),(b)
Series 2016-1A Class D
04/15/27	5.973%	6,000,000	6,076,782
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR
07/22/27	7.582%	3,100,000	3,099,771
OZLM XIV Ltd.(a),(b)
Series 2015-14A Class C
01/15/29	5.373%	6,000,000	6,046,392
PennyMac Mortgage Investment Trust(a),(b),(c)
Series 2017-GT1 Class A
02/25/50	4.750%	18,000,000	18,000,000
SoFi Professional Loan Program(a),(d)
Series 2017-A Class R
03/26/40	0.000%	53,124	3,130,066
SoFi Professional Loan Program LLC(a),(c),(d)
Series 2015-D Class RC
10/26/37	0.000%	6	4,507,335
Series 2016-A Class RIO
01/25/38	0.000%	9	3,784,500
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-A Class RPO
01/25/38	0.000%	9	6,315,300
Series 2016-B Class RC
04/25/37	0.000%	6	3,538,226
Total Asset-Backed Securities — Non-Agency (Cost $118,274,593)			122,232,910

Commercial Mortgage-Backed Securities - Agency 0.7%

Federal National Mortgage Association
10/01/19	4.420%	3,934,043	4,156,152
10/01/19	4.430%	4,475,176	4,729,112
01/01/20	4.570%	1,005,683	1,070,642
01/01/20	4.600%	1,658,126	1,766,635
05/01/24	5.030%	3,254,600	3,623,484
Total Commercial Mortgage-Backed Securities - Agency (Cost $14,285,780)			15,346,025

Commercial Mortgage-Backed Securities - Non-Agency 4.8%

1211 Avenue of the Americas Trust(a),(b)
Subordinated, Series 2015-1211 Class C
08/10/35	4.142%	4,400,000	4,548,160
American Homes 4 Rent(a),(b)
Series 2014-SFR1 Class E
06/17/31	3.270%	7,250,000	7,225,857
American Homes 4 Rent(a)
Series 2015-SFR1 Class F
04/17/52	5.885%	1,500,000	1,509,432
B2R Mortgage Trust(a),(b)
Series 2015-2 Class D
11/15/48	5.482%	5,000,000	4,726,249
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2013-DSNY Class F
09/15/26	4.270%	6,928,000	6,931,374
BHMS Mortgage Trust(a),(b)
Series 2014-ATLS Class DFX
07/05/33	5.176%	6,500,000	6,376,218
Hilton USA Trust(a),(b)
Series 2016-HHV Class F
11/05/38	4.194%	23,000,000	17,932,746
Hilton USA Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/35	5.519%	5,000,000	4,913,629
Invitation Homes Trust(a),(b)
Series 2014-SFR3 Class D
12/17/31	3.770%	10,000,000	9,999,980
Series 2015-SFR3 Class E
08/17/32	4.520%	3,500,000	3,545,165

Columbia U.S. Government Mortgage Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, February 28, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMCC Re-REMIC Trust(a),(b)
Series 2016-GG10 Class AMA
08/15/45	5.865%	20,000,000	20,136,640
Merrill Lynch Mortgage Investors Trust(b),(e)
CMO Series 1998-C3 Class IO
12/15/30	1.085%	190,951	899
ORES NPL LLC(a)
Series 2014-LV3 Class B
03/27/24	6.000%	3,538,545	3,538,545
Rialto Capital Management LLC(a)
Series 2014-LT5 Class B
05/15/24	5.000%	7,412,000	7,409,411
Rialto Real Estate Fund LP(a)
Series 2014-LT5 Class A
05/15/24	2.850%	74,428	74,307
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $98,867,951)			98,868,612

Repurchase Agreements 1.5%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party TD Securities (USA) LLC
dated 02/28/17, matures 03/01/17
repurchase price $32,000,462 (collateralized by U.S. Treasury Secuities — total market value of $32,626,070)
	0.520%	32,000,000	32,000,000
Total Repurchase Agreements (Cost $32,000,000)			32,000,000

Residential Mortgage-Backed Securities - Agency(f) 101.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/17	7.000%	785	785
01/01/20	10.500%	6,152	6,200
04/01/22	6.500%	32,186	34,256
10/01/17- 06/01/31	8.000%	134,158	153,341
10/01/24- 04/01/40	5.000%	11,638,919	12,872,147
01/01/30- 06/01/33	5.500%	7,020,602	7,798,276
04/01/33- 11/01/37	6.000%	3,162,149	3,642,581
07/01/39- 08/01/46	4.500%	34,723,701	37,443,149
04/01/41- 04/01/46	4.000%	135,868,854	143,354,521
01/01/42- 11/01/46	3.500%	248,290,674	255,937,892
Residential Mortgage-Backed Securities - Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(g)
03/13/47	3.000%	64,000,000	63,516,454
03/13/47	3.500%	63,000,000	64,567,616
03/13/47	4.000%	45,500,000	47,822,343
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 264 Class S1
07/15/42	5.180%	15,762,062	3,093,373
CMO Series 272 Class S1
08/15/42	5.230%	33,848,272	6,714,171
CMO Series 2957 Class SW
04/15/35	5.230%	2,080,052	305,977
CMO Series 311 Class S1
08/15/43	5.180%	26,128,419	5,415,947
CMO Series 318 Class S1
11/15/43	5.180%	14,157,763	3,124,012
CMO Series 326 Class S2
03/15/44	5.180%	2,188,508	437,803
CMO Series 3280 Class SI
02/15/37	5.670%	1,382,986	132,011
CMO Series 336 Class 30
08/15/44	5.280%	11,314,944	2,511,274
CMO Series 3453 Class W
12/15/32	6.633%	6,231,919	999,759
CMO Series 3761 Class KS
06/15/40	5.230%	1,603,224	122,201
CMO Series 3913 Class SW
09/15/40	5.830%	4,560,271	664,112
CMO Series 4068 Class GI
09/15/36	1.939%	15,585,931	980,696
CMO Series 4094 Class SY
08/15/42	5.310%	16,991,851	3,657,943
CMO Series 4107 Class KS
06/15/38	1.733%	11,491,115	829,123
CMO Series 4174 Class SB
05/15/39	5.430%	23,070,313	3,115,009
CMO Series 4183 Class AS
04/15/39	5.380%	7,297,412	961,843
CMO Series 4223 Class DS
12/15/38	5.330%	4,778,427	605,887
CMO Series 4286 Class NS
12/15/43	5.130%	6,298,706	1,401,097
CMO Series 4594 Class SA
06/15/46	5.180%	14,650,800	3,234,879
CMO Series 4620 Class AS
11/15/42	1.692%	26,068,205	1,753,513
CMO STRIPS Series 309 Class S4
08/15/43	5.200%	17,759,936	3,803,591

2	Columbia U.S. Government Mortgage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, February 28, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 312 Class S1
09/15/43	5.180%	10,776,725	2,326,489
CMO STRIPS Series 326 Class S1
03/15/44	5.230%	7,471,861	1,543,331
CMO STRIPS Series 337 Class S1
09/15/44	5.280%	14,673,007	3,034,719
Federal Home Loan Mortgage Corp.(e)
CMO Series 304 Class C69
12/15/42	4.000%	6,598,537	1,302,159
CMO Series 3786 Class PI
12/15/37	4.500%	2,853,629	131,670
CMO Series 3800 Class HI
01/15/40	4.500%	4,147,610	469,189
CMO Series 3807 Class NI
11/15/35	4.500%	4,745,876	113,350
CMO Series 4098 Class AI
05/15/39	3.500%	8,642,406	943,765
CMO Series 4120 Class AI
11/15/39	3.500%	9,840,023	1,215,542
CMO Series 4121 Class IA
01/15/41	3.500%	9,510,381	1,274,253
CMO Series 4122 Class JI
12/15/40	4.000%	7,487,264	888,461
CMO Series 4139 Class CI
05/15/42	3.500%	6,462,636	884,516
CMO Series 4147 Class CI
01/15/41	3.500%	11,109,335	1,581,417
CMO Series 4148 Class BI
02/15/41	4.000%	7,604,788	976,243
CMO Series 4177 Class IY
03/15/43	4.000%	14,421,847	3,148,984
CMO Series 4182 Class DI
05/15/39	3.500%	18,722,068	2,076,912
CMO Series 4213 Class DI
06/15/38	3.500%	13,596,113	1,434,674
CMO Series 4215 Class IL
07/15/41	3.500%	12,241,292	1,429,482
Federal Home Loan Mortgage Corp.(b)
CMO Series 4119 Class SP
10/15/42	2.131%	1,373,598	1,438,205
Federal National Mortgage Association
02/01/18	7.500%	130	131
05/01/27	2.500%	13,454,096	13,641,246
10/01/31	9.500%	81,156	85,728
11/01/37	8.500%	34,104	38,861
03/01/17- 10/01/37	6.500%	5,745,036	6,558,874
Residential Mortgage-Backed Securities - Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/22- 09/01/36	6.000%	1,238,539	1,407,322
03/01/23- 04/01/41	5.500%	8,875,965	10,144,176
06/01/25- 06/01/44	4.500%	134,640,970	145,404,019
02/01/27- 11/01/46	3.000%	192,139,936	192,580,550
04/01/29- 09/01/41	5.000%	52,621,478	58,369,263
11/01/40- 08/01/45	4.000%	106,694,496	112,704,684
03/01/42- 12/01/46	3.500%	255,078,656	262,537,706
Federal National Mortgage Association(g)
03/16/32	2.500%	107,000,000	107,281,613
03/13/47	4.000%	56,000,000	58,852,976
03/16/32- 03/13/47	3.000%	130,500,000	130,883,196
Federal National Mortgage Association(h)
09/01/40	4.000%	13,504,492	14,288,444
Federal National Mortgage Association(b),(e)
CMO Series 2003-117 Class KS
08/25/33	6.322%	1,323,265	38,810
CMO Series 2005-74 Class NI
05/25/35	5.302%	20,330,525	2,630,628
CMO Series 2006-5 Class N1
08/25/34	0.000%	12,404,587	744
CMO Series 2007-54 Class DI
06/25/37	5.322%	15,154,213	2,741,232
CMO Series 2011-94 Class GS
10/25/41	5.722%	25,478,031	4,464,281
CMO Series 2012-80 Class DS
06/25/39	5.872%	6,760,808	1,011,303
CMO Series 2013-107 Class SB
02/25/43	5.172%	29,023,317	6,684,151
CMO Series 2013-13 Class SA
03/25/43	5.372%	17,167,960	3,840,263
CMO Series 2013-97 Class SB
06/25/32	5.322%	10,880,525	1,230,607
CMO Series 2014-93 Class ES
01/25/45	5.372%	21,819,092	4,467,653
CMO Series 2016-101 Class SK
01/25/47	5.172%	40,879,157	8,802,615
CMO Series 2016-25 Class SL
05/25/46	5.222%	31,825,722	6,975,476
CMO Series 2016-39 Class LS
07/25/46	5.222%	34,223,106	7,878,518

Columbia U.S. Government Mortgage Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, February 28, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-4 Class BS
02/25/46	5.322%	14,863,924	3,303,404
CMO Series 2016-40 Class JS
07/25/46	5.222%	20,676,191	5,130,590
CMO Series 2016-42 Class SB
07/25/46	5.222%	39,978,157	9,094,303
CMO Series 2016-45 Class AS
07/25/46	5.222%	23,968,753	5,519,448
CMO Series 2016-49 Class LS
08/25/46	5.172%	14,378,079	3,102,252
CMO Series 2016-50 Class GS
08/25/46	5.172%	22,014,550	4,724,367
CMO Series 2016-53 Class KS
08/25/46	5.222%	31,540,910	7,360,620
CMO Series 2016-62 Class AS
09/25/46	1.901%	47,896,523	3,167,675
CMO Series 2017-8 Class SB
02/25/47	5.322%	29,627,781	5,627,025
CMO Series 416 Class S1
11/25/42	5.322%	9,832,391	2,002,581
Federal National Mortgage Association(e)
CMO Series 2012-118 Class BI
12/25/39	3.500%	30,385,915	4,335,064
CMO Series 2012-121 Class GI
08/25/39	3.500%	9,403,180	1,234,722
CMO Series 2012-129 Class IC
01/25/41	3.500%	13,897,508	2,182,089
CMO Series 2012-133 Class EI
07/25/31	3.500%	5,855,141	702,528
CMO Series 2012-134 Class AI
07/25/40	3.500%	23,166,291	3,414,234
CMO Series 2012-144 Class HI
07/25/42	3.500%	5,785,477	751,855
CMO Series 2012-96 Class CI
04/25/39	3.500%	11,437,973	1,104,679
CMO Series 2013-1 Class AI
02/25/43	3.500%	6,278,975	1,212,240
CMO Series 2013-1 Class BI
02/25/40	3.500%	4,672,948	474,407
CMO Series 2013-16 Class
01/25/40	3.500%	15,253,707	2,079,140
CMO Series 2013-41 Class IY
05/25/40	3.500%	17,783,821	1,941,803
CMO Series 2013-6 Class MI
02/25/40	3.500%	13,797,750	1,975,022
Residential Mortgage-Backed Securities - Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 417 Class C4
02/25/43	3.500%	20,700,440	4,476,735
CMO STRIPS Series 413 Class C39
04/25/41	4.500%	8,426,331	1,910,243
CMO STRIPS Series 417 Class C5
02/25/43	3.500%	7,402,676	1,477,181
Government National Mortgage Association
03/15/30	7.000%	20,954	21,116
12/15/32	6.000%	80,767	93,202
12/15/31- 02/15/32	6.500%	214,703	244,835
09/15/33- 08/20/40	5.000%	17,289,814	19,089,314
Government National Mortgage Association(g)
03/21/47	3.000%	47,000,000	47,558,125
03/21/47	3.500%	55,500,000	57,693,982
Government National Mortgage Association(e)
CMO Series 2012-121 Class PI
09/16/42	4.500%	9,262,783	1,721,535
CMO Series 2012-129 Class AI
08/20/37	3.000%	12,228,202	1,009,686
CMO Series 2012-38 Class MI
03/20/42	4.000%	21,098,145	4,209,306
CMO Series 2014-131 Class EI
09/16/39	4.000%	16,092,538	2,559,056
CMO Series 2015-175 Class AI
10/16/38	3.500%	32,356,170	4,702,791
Government National Mortgage Association(b),(e)
CMO Series 2014-131 Class BS
09/16/44	5.430%	19,114,153	5,002,443
CMO Series 2015-144 Class SA
10/20/45	5.419%	19,430,462	4,595,942
CMO Series 2016-108 Class SN
08/20/46	5.299%	10,836,015	2,677,844
CMO Series 2016-146 Class NS
10/20/46	5.319%	12,684,923	3,077,370
Vendee Mortgage Trust(b),(e)
CMO Series 1998-1 Class 2IO
03/15/28	0.329%	1,671,488	12,389
CMO Series 1998-3 Class IO
03/15/29	0.152%	2,005,162	2,378
Total Residential Mortgage-Backed Securities - Agency (Cost $2,122,277,005)			2,105,347,734

Residential Mortgage-Backed Securities - Non-Agency 12.9%

Angel Oak Mortgage Trust I LLC(a)
Series 2016-1 Class A1
07/25/46	3.500%	17,318,904	17,460,657

4	Columbia U.S. Government Mortgage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, February 28, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust LLC(a)
Series 2015-1
11/25/45	4.500%	1,464,320	1,470,974
ASG Resecuritization Trust(a),(b)
CMO Series 2013-2 Class 1A60
12/28/35	2.832%	1,047,849	1,046,220
CMO Series 2013-2 Class 2A70
11/28/35	2.868%	1,919,864	1,923,089
Bayview Opportunity Master Fund IIA Trust(a)
Series 2016-RPL3 Class A1
07/28/31	3.475%	6,419,724	6,399,824
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2016-RN3 Class A1
09/28/31	3.598%	7,722,564	7,730,201
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/32	3.598%	13,700,000	13,700,000
Subordinated, CMO Series 2016-SPL2 Class B3
06/28/53	5.500%	6,983,050	7,079,982
Bayview Opportunity Master Fund Trust(a)
CMO Series 2016-LT1 Class A1
10/28/31	3.475%	4,202,757	4,182,744
BCAP LLC Trust(a),(b)
07/26/36	3.078%	2,212,698	2,193,858
CMO Series 2014-RR3 Class 3A1
07/26/36	0.907%	1,330,915	1,300,784
Series 2012-RR10 Class 2A1
09/26/36	3.021%	3,297,813	3,309,011
BCAP LLC Trust(a)
Series 2013-RR1 Class 10A1
10/26/36	3.000%	2,327,343	2,333,038
Bellemeade Re II Ltd.(a),(b)
CMO Series 2016-1A Class M2A
04/25/26	5.278%	4,986,819	5,004,313
CIM Trust(a),(b)
CMO Series 2015-3AG Class A2
10/25/57	4.284%	5,000,000	5,210,782
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2009-11 Class 1A2
02/25/37	3.239%	710,201	611,966
CMO Series 2009-9 Class 1A3
04/25/34	3.226%	2,489,441	2,281,314
CMO Series 2010-7 Class 3A4
12/25/35	5.500%	2,569,202	2,584,083
CMO Series 2014-A Class B2
01/25/35	5.464%	2,327,858	2,381,159
CMO Series 2014-C Class A
02/25/54	3.250%	1,218,073	1,177,583
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-A Class B3
06/25/58	4.500%	3,398,339	3,158,449
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/53	4.250%	5,732,882	5,492,575
COLT LLC(a),(b)
CMO Series 15-1 Class A1V
12/26/45	3.778%	1,805,251	1,800,291
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/46	3.500%	8,104,127	8,130,183
COLT Mortgage Loan Trust(a),(b)
CMO Series 2016-2 Class A2
09/25/46	3.250%	7,224,552	7,282,951
CMO Series 2016-3 Class M1
12/26/46	5.500%	9,820,000	9,837,940
Credit Suisse Mortgage Capital Certificates(a),(b)
04/27/37	5.724%	2,355,427	2,338,141
CMO Series 2013-2R Class 1A5
05/27/36	3.033%	5,818,000	5,725,575
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	5,576,750	5,691,225
CMO Series 2014-RPL4 Class A2
08/25/62	4.804%	8,250,000	8,093,079
Series 2012-11 Class 3A2
06/29/47	1.778%	4,616,384	4,216,467
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	4,044,173	4,024,896
CMO Series 2010-9R Class 2A5
02/27/38	4.000%	1,414,633	1,371,829
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	1,392,518	1,388,416
Credit Suisse Securities (USA) LLC(a)
CMO Series 2014-5R Class 5A2
07/27/37	3.250%	1,926,144	1,832,953
CMO Series 2014-RPL1 Class A3
02/25/54	4.158%	5,500,000	5,495,022
Credit Suisse Securities (USA) LLC(a),(b)
CMO Series 2014-RPL1 Class A1
02/25/54	3.250%	12,894,859	12,712,226
CSMC Trust(a),(b)
CMO Series 2015-RPL1 Class A2
02/25/57	4.714%	7,000,000	6,958,393
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/33	5.500%	256,725	259,156

Columbia U.S. Government Mortgage Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, February 28, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jefferies Resecuritization Trust(a)
CMO Series 2010-R4 Class 2A2
10/26/35	5.500%	403,006	402,426
CMO Series 2014-R1 Class 1A1
12/27/37	4.000%	909,812	909,405
Mill City Mortgage Trust(a),(b)
CMO Series 2015-1 Class M3
06/25/56	3.290%	10,604,000	9,709,938
Series 2015-1 Class M1
06/25/56	3.290%	10,000,000	9,746,782
Series 2015-2 Class M2
09/25/57	3.581%	5,778,000	5,346,163
New Residential Mortgage Loan Trust(a),(b),(e)
CMO Series 2014-1A Class AIO
01/25/54	2.296%	40,841,109	2,263,071
NRPL Trust(a)
Series 2013-1A Class A
08/25/57	4.000%	6,929,576	6,906,015
NRPL Trust(a),(b)
Series 2014-1A Class A1
04/25/54	3.250%	3,799,521	3,907,360
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2016-PLS2 Class A
07/25/21	5.683%	2,703,663	2,705,353
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2016-NPL6 Class A1
10/25/31	3.500%	5,781,556	5,781,556
RBSSP Resecuritization Trust(a),(b)
CMO Series 2009-12 Class 9A1
03/25/36	3.304%	716,591	715,819
CMO Series 2012-1 Class 5A2
12/27/35	3.203%	5,534,879	5,028,088
RBSSP Resecuritization Trust(a)
CMO Series 2012-5 Class 2A1
07/26/36	5.750%	3,251,733	3,340,064
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/46	3.750%	7,249,381	7,200,001
Vericrest Opportunity Loan Transferee LI LLC(a)
Series 2016-NP11 Class A1
10/25/46	3.500%	6,797,583	6,763,666
Vericrest Opportunity Loan Transferee XXXV LLC(a)
CMO Series 2016-NPL9 Class A1
09/25/46	3.500%	9,015,321	8,976,399
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Trust(a),(b)
CMO Series 2015-NPL3 Class A2
10/25/58	4.500%	2,997,375	2,985,889
VML LLC(a)
CMO Series 2014-NPL1 Class A1
04/27/54	3.875%	1,214,364	1,216,313
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $266,474,274)			269,095,657

Options Purchased Puts 0.5%
Issuer	Notional ($)/Contracts	Exercise Price	Expiration Date	Value ($)
5-Year OTC interest rate swap with Barclays to receive 3-Month USD LIBOR BBA and pay exercise rate
	130,000,000	3.25	08/18/17	37,869
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate
	400,000,000	2.00	07/16/18	10,676,720
5-Year OTC interest rate swap with JPMorgan to receive 3-Month USD LIBOR BBA and pay exercise rate
	150,000,000	2.75	05/31/17	86,790
	50,000,000	4.00	08/17/17	435
5-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate
	100,000,000	3.00	05/17/17	9,810
Total Options Purchased Puts (Cost $16,985,750)				10,811,624

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(i),(j)	4,739,614	4,739,614
Total Money Market Funds (Cost $4,739,614)		4,739,614
Total Investments (Cost: $2,673,904,967)		2,658,442,176
Other Assets & Liabilities, Net		(574,152,373)
Net Assets		2,084,289,803

At February 28, 2017, securities and/or cash totaling $8,765,678 were pledged as collateral.
6	Columbia U.S. Government Mortgage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, February 28, 2017 (Unaudited)
Investments in derivatives
Futures contracts outstanding at February 28, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	274	USD	34,134,406	06/2017	100,158	—
U.S. Treasury 5-Year Note	391	USD	46,021,922	06/2017	48,178	—
Total			80,156,328		148,336	—

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	(20)	USD	(3,033,125)	06/2017	—	(30,604)

Open options contracts written at February 28, 2017
Issuer	Puts/Calls	Trading currency	Number of contracts	Exercise price	Premium received ($)	Expiration date	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	CALL	USD	(215,000,000)	2.00	(1,290,000)	04/2017	(225,126)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	PUT	USD	(250,000,000)	2.55	(2,150,000)	05/2017	(1,789,750)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	PUT	USD	(440,000,000)	2.20	(2,860,000)	03/2017	(209,352)
Total					(6,300,000)		(2,224,228)
Cleared credit default swap contracts outstanding at February 28, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	USD	21,780,000	—	(1,133,072)
Credit default swap contracts outstanding at February 28, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(4,250,000)	(551,535)	1,417	—	(463,700)	—	(86,418)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/47	3.000	4.808	USD	(7,500,000)	(729,798)	2,500	—	(683,106)	—	(44,192)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(8,000,000)	(1,038,183)	2,666	—	(717,496)	—	(318,021)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(7,750,000)	(1,005,740)	2,583	—	(815,130)	—	(188,027)
Columbia U.S. Government Mortgage Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, February 28, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(8,500,000)	(1,103,070)	2,834	—	(614,414)	—	(485,822)
JPMorgan	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(5,250,000)	(681,308)	1,750	—	(514,916)	—	(164,642)
JPMorgan	Markit CMBX North America Index, Series 7 BBB-	1/17/47	3.000	4.808	USD	(9,000,000)	(875,758)	3,000	—	(823,571)	—	(49,187)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(3,900,000)	(506,114)	1,300	—	(381,786)	—	(123,028)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(2,500,000)	(324,432)	833	—	(245,198)	—	(78,401)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(4,050,000)	(525,580)	1,350	—	(246,337)	—	(277,893)
Total									—	(5,505,654)	—	(1,815,631)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2017, the value of these securities amounted to $489,937,124 or 23.51% of net assets.
(b)	Variable rate security.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2017, the value of these securities amounted to $36,145,361, which represents 1.73% of net assets.
(d)	Zero coupon bond.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at February 28, 2017:

Security Description	Principal Amount ($)	Settlement Date	Proceeds Receivable ($)	Value ($)
Federal National Mortgage Association
03/13/47 3.500%	(17,000,000)	03/13/17	(17,462,188)	(17,426,328)

(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	25,082,052	524,300,666	(544,643,104)	4,739,614	64	25,542	4,739,614
8	Columbia U.S. Government Mortgage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, February 28, 2017 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At February 28, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
2,673,905,000	28,167,000	(43,630,000)	(15,463,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia U.S. Government Mortgage Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	82,957,483	39,275,427	—	122,232,910
Commercial Mortgage-Backed Securities - Agency	—	15,346,025	—	—	15,346,025
Commercial Mortgage-Backed Securities - Non-Agency	—	98,868,612	—	—	98,868,612
Repurchase Agreements	—	32,000,000	—	—	32,000,000
Residential Mortgage-Backed Securities - Agency	—	2,105,347,734	—	—	2,105,347,734
Residential Mortgage-Backed Securities - Non-Agency	—	241,567,822	27,527,835	—	269,095,657
Options Purchased Puts	—	10,811,624	—	—	10,811,624
Money Market Funds	—	—	—	4,739,614	4,739,614
Total Investments	—	2,586,899,300	66,803,262	4,739,614	2,658,442,176
Forward Sale Commitments	—	(17,426,328)	—	—	(17,426,328)
Derivatives
Asset
Futures Contracts	148,336	—	—	—	148,336
Liability
Futures Contracts	(30,604)	—	—	—	(30,604)
Options Contracts Written	—	(2,224,228)	—	—	(2,224,228)
Swap Contracts	—	(2,948,703)	—	—	(2,948,703)
Total	117,732	2,564,300,041	66,803,262	4,739,614	2,635,960,649
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 05/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in Unrealized Appreciation (Depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2017 ($)
Asset-Backed Securities — Non-Agency	22,120,002	-	-	2,337,458	26,317,967	-	-	(11,500,000)	39,275,427
Residential Mortgage-Backed Securities — Non-Agency	48,671,168	371,215	610,155	120,536	16,565,934	(28,893,003)	-	(9,918,170)	27,527,835
Total	70,791,170	371,215	610,155	2,457,994	42,883,901	(28,893,003)	-	(21,418,170)	66,803,262
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2017 was $2,567,037, which is comprised of Asset-Backed Securities — Non-Agency of $2,337,458 and Residential Mortgage-Backed Securities — Non-Agency of $229,579 ..
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
10	Columbia U.S. Government Mortgage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Columbia U.S. Government Mortgage Fund | Quarterly Report 2017	11

Portfolio of Investments
Columbia Seligman Communications and Information Fund, February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.0%
Issuer	Shares	Value ($)
Consumer Discretionary 0.9%
Internet & Catalog Retail 0.4%
Priceline Group, Inc. (The)(a)	11,800	20,344,734
Media 0.5%
Comcast Corp., Class A	681,000	25,483,020
Total Consumer Discretionary		45,827,754
Financials —%
Diversified Financial Services —%
Hanei Corp.(a),(b),(c)	49,382	0
Total Financials		0
Health Care 0.7%
Health Care Equipment & Supplies 0.7%
Alere, Inc.(a)	859,300	32,911,190
Total Health Care		32,911,190
Information Technology 96.3%
Communications Equipment 5.7%
Acacia Communications, Inc.(a)	368,376	19,137,133
Arista Networks, Inc.(a)	585,733	69,696,370
Arris International PLC(a)	2,261,100	58,336,380
Finisar Corp.(a)	1,333,400	44,642,232
Flashpoint Technology, Inc.(a),(b),(c)	246,914	0
Juniper Networks, Inc.	252,300	7,064,400
Oclaro, Inc.(a)	1,339,000	11,381,500
Palo Alto Networks, Inc.(a)	438,000	66,532,200
Total		276,790,215
Internet Software & Services 8.8%
Alphabet, Inc., Class A(a)	161,200	136,202,716
Alphabet, Inc., Class C(a)	188,751	155,381,711
eBay, Inc.(a)	1,785,500	60,528,450
Facebook, Inc., Class A(a)	560,800	76,010,832
Total		428,123,709
IT Services 5.6%
Computer Sciences Corp.	498,700	34,190,872
Euronet Worldwide, Inc.(a)	138,123	11,433,822
Fidelity National Information Services, Inc.	296,100	24,360,147
Travelport Worldwide Ltd.	3,643,327	46,270,253
Visa, Inc., Class A	1,779,300	156,471,642
Total		272,726,736
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 46.7%
Advanced Energy Industries, Inc.(a)	225,827	14,023,857
Applied Materials, Inc.	2,737,500	99,152,250
Broadcom Ltd.	1,600,101	337,509,304
Cavium, Inc.(a)	1,960,306	128,419,646
Integrated Device Technology, Inc.(a)	2,894,600	69,209,886
KLA-Tencor Corp.	323,575	29,160,579
Lam Research Corp.	3,605,262	427,367,758
Lattice Semiconductor Corp.(a),(d)	13,507,877	95,500,690
Maxim Integrated Products, Inc.	3,068,887	135,951,694
Mellanox Technologies Ltd.(a)	784,000	37,945,600
Microchip Technology, Inc.	615,900	44,665,068
Micron Technology, Inc.(a)	1,125,500	26,381,720
NXP Semiconductors NV(a)	1,423,477	146,347,670
ON Semiconductor Corp.(a)	3,880,988	58,719,349
Qorvo, Inc.(a)	3,434,968	227,051,385
Skyworks Solutions, Inc.	997,626	94,584,921
Synaptics, Inc.(a),(d)	2,463,649	130,942,944
Teradyne, Inc.	5,797,235	164,873,363
Total		2,267,807,684
Software 16.4%
Adobe Systems, Inc.(a)	104,500	12,366,530
Check Point Software Technologies Ltd.(a)	477,949	47,273,935
CyberArk Software Ltd.(a)	481,370	24,347,695
Fortinet, Inc.(a)	2,273,800	84,926,430
Microsoft Corp.	714,500	45,713,710
Nuance Communications, Inc.(a)	7,556,294	128,683,687
Oracle Corp.	1,290,700	54,970,913
Salesforce.com, Inc.(a)	602,051	48,976,849
Splunk, Inc.(a)	449,000	27,716,770
Synopsys, Inc.(a)	2,756,833	196,948,149
Tableau Software, Inc., Class A(a)	315,186	16,622,910
TiVo Corp.	5,466,200	101,124,700
Zynga, Inc., Class A(a)	2,890,100	7,658,765
Total		797,331,043

Columbia Seligman Communications and Information Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 13.1%
Apple, Inc.	2,133,900	292,322,961
CPI Card Group, Inc.	2,548,582	11,468,619
Electronics for Imaging, Inc.(a)	1,709,491	78,756,250
Hewlett Packard Enterprise Co.	3,695,700	84,335,874
Western Digital Corp.	1,871,500	143,880,920
Xerox Corp.	3,257,800	24,238,032
Total		635,002,656
Total Information Technology		4,677,782,043
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
Ooma, Inc.(a)	634,157	6,436,694
Total Telecommunication Services		6,436,694
Total Common Stocks (Cost $3,061,661,521)		4,762,957,681

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(d),(e)	94,525,217	94,525,216
Total Money Market Funds (Cost $94,525,217)		94,525,216
Total Investments (Cost: $3,156,186,738)		4,857,482,897
Other Assets & Liabilities, Net		1,416,258
Net Assets		4,858,899,155

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2017, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(c)	Negligible market value.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	21,724,587	934,930,228	(862,129,598)	94,525,217	4,472	144,718	94,525,216
Lattice Semiconductor Corp.	11,226,177	2,281,700	—	13,507,877	—	—	95,500,690
LifeLock, Inc. *	6,365,300	—	(6,365,300)	—	60,877,667	—	—
Rovi Corp. *	5,466,200	—	(5,466,200)	—	—	—	—
Synaptics, Inc.	2,106,349	435,900	(78,600)	2,463,649	(139,540)	—	130,942,944
Teradyne, Inc. *	10,259,667	103,000	(4,565,432)	5,797,235	28,718,672	405,807	164,873,363
Total	57,148,280	937,750,828	(878,605,130)	116,293.978	89,461,271	550,525	485,842,213

*	Issuer was not an affiliate for the entire period ended February 28, 2017.

(e)	The rate shown is the seven-day current annualized yield at February 28, 2017.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At February 28, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,156,187,000	1,740,517,000	(39,221,000)	1,701,296,000
2	Columbia Seligman Communications and Information Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, February 28, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	45,827,754	—	—	—	45,827,754
Financials	—	—	0*	—	0*
Health Care	32,911,190	—	—	—	32,911,190
Columbia Seligman Communications and Information Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Information Technology	4,677,782,043	—	0*	—	4,677,782,043
Telecommunication Services	6,436,694	—	—	—	6,436,694
Total Common Stocks	4,762,957,681	—	0*	—	4,762,957,681
Money Market Funds	—	—	—	94,525,216	94,525,216
Total Investments	4,762,957,681	—	0*	94,525,216	4,857,482,897

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.
4	Columbia Seligman Communications and Information Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Select Large-Cap Value Fund, February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.3%
Issuer	Shares	Value ($)
Consumer Discretionary 2.6%
Specialty Retail 2.6%
Lowe’s Companies, Inc.	270,000	20,079,900
Total Consumer Discretionary		20,079,900
Consumer Staples 12.1%
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	100,000	17,718,000
Food Products 2.9%
Tyson Foods, Inc., Class A	353,018	22,084,806
Tobacco 6.9%
Altria Group, Inc.	350,000	26,222,000
Philip Morris International, Inc.	250,000	27,337,500
Total		53,559,500
Total Consumer Staples		93,362,306
Energy 15.1%
Energy Equipment & Services 3.1%
Halliburton Co.	450,000	24,057,000
Oil, Gas & Consumable Fuels 12.0%
Anadarko Petroleum Corp.	340,000	21,981,000
Chevron Corp.	163,212	18,361,350
Marathon Oil Corp.	450,000	7,200,000
Marathon Petroleum Corp.	290,000	14,384,000
Valero Energy Corp.	225,000	15,288,750
Williams Companies, Inc. (The)	542,500	15,374,450
Total		92,589,550
Total Energy		116,646,550
Financials 24.8%
Banks 14.6%
Bank of America Corp.	1,275,000	31,467,000
Citigroup, Inc.	475,000	28,409,750
JPMorgan Chase & Co.	275,000	24,920,500
Wells Fargo & Co.	480,000	27,782,400
Total		112,579,650
Capital Markets 3.5%
Morgan Stanley	600,000	27,402,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 6.7%
MetLife, Inc.	450,000	23,598,000
Unum Group	575,000	28,077,250
Total		51,675,250
Total Financials		191,656,900
Health Care 8.9%
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	250,000	12,730,000
Health Care Providers & Services 4.7%
Express Scripts Holding Co.(a)	175,000	12,363,750
Humana, Inc.	115,000	24,293,750
Total		36,657,500
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	340,000	19,281,400
Total Health Care		68,668,900
Industrials 9.0%
Aerospace & Defense 1.8%
United Technologies Corp.	125,000	14,068,750
Industrial Conglomerates 3.0%
Honeywell International, Inc.	185,000	23,032,500
Road & Rail 4.2%
CSX Corp.	450,000	21,852,000
Union Pacific Corp.	100,000	10,794,000
Total		32,646,000
Total Industrials		69,747,250
Information Technology 14.2%
Communications Equipment 1.9%
Juniper Networks, Inc.	530,000	14,840,000
Electronic Equipment, Instruments & Components 3.1%
Corning, Inc.	874,000	24,131,140
IT Services 3.0%
Teradata Corp.(a)	750,000	23,325,000
Semiconductors & Semiconductor Equipment 6.2%
Applied Materials, Inc.	621,000	22,492,620
QUALCOMM, Inc.	450,000	25,416,000
Total		47,908,620
Total Information Technology		110,204,760

Columbia Select Large-Cap Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Select Large-Cap Value Fund, February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.6%
Chemicals 2.6%
FMC Corp.	350,000	20,167,000
Total Materials		20,167,000
Telecommunication Services 4.0%
Diversified Telecommunication Services 4.0%
Verizon Communications, Inc.	625,000	31,018,750
Total Telecommunication Services		31,018,750
Utilities 6.0%
Electric Utilities 4.1%
NextEra Energy, Inc.	240,000	31,440,000
Independent Power and Renewable Electricity Producers 1.9%
AES Corp. (The)	1,300,000	14,976,000
Total Utilities		46,416,000
Total Common Stocks (Cost $432,694,426)		767,968,316

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(b),(c)	6,306,090	6,306,090
Total Money Market Funds (Cost $6,306,091)		6,306,090
Total Investments (Cost: $439,000,517)		774,274,406
Other Assets & Liabilities, Net		(1,149,660)
Net Assets		773,124,746

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	0	122,459,026	(116,152,936)	6,306,090	42	20,176	6,306,090
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At February 28, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
439,001,000	348,189,000	(12,916,000)	335,273,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
2	Columbia Select Large-Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Select Large-Cap Value Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	20,079,900	—	—	—	20,079,900
Consumer Staples	93,362,306	—	—	—	93,362,306
Energy	116,646,550	—	—	—	116,646,550
Financials	191,656,900	—	—	—	191,656,900
Health Care	68,668,900	—	—	—	68,668,900
Industrials	69,747,250	—	—	—	69,747,250
Information Technology	110,204,760	—	—	—	110,204,760
Materials	20,167,000	—	—	—	20,167,000
Telecommunication Services	31,018,750	—	—	—	31,018,750
Utilities	46,416,000	—	—	—	46,416,000
Total Common Stocks	767,968,316	—	—	—	767,968,316
Money Market Funds	—	—	—	6,306,090	6,306,090
Total Investments	767,968,316	—	—	6,306,090	774,274,406
See the Portfolio of Investments for all investment classifications not indicated in the table.
Columbia Select Large-Cap Value Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Select Large-Cap Value Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
4	Columbia Select Large-Cap Value Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Select Smaller-Cap Value Fund, February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.1%
Issuer	Shares	Value ($)
Consumer Discretionary 12.6%
Auto Components 4.6%
American Axle & Manufacturing Holdings, Inc.(a)	650,000	12,883,000
Motorcar Parts of America, Inc.(a)	700,000	19,859,000
Total		32,742,000
Hotels, Restaurants & Leisure 1.6%
Texas Roadhouse, Inc.	270,000	11,421,000
Household Durables 4.3%
Beazer Homes USA, Inc.(a)	585,148	7,138,806
Lennar Corp., Class A	315,000	15,368,850
William Lyon Homes, Inc., Class A(a)	475,000	8,754,250
Total		31,261,906
Specialty Retail 0.8%
Vitamin Shoppe, Inc.(a)	260,000	5,538,000
Textiles, Apparel & Luxury Goods 1.3%
Hanesbrands, Inc.	475,000	9,504,750
Total Consumer Discretionary		90,467,656
Consumer Staples 4.6%
Food Products 4.6%
Dean Foods Co.	1,097,000	20,009,280
Snyders-Lance, Inc.	2,048	81,060
WhiteWave Foods Co. (The)(a)	225,000	12,393,000
Total		32,483,340
Total Consumer Staples		32,483,340
Energy 5.3%
Energy Equipment & Services 5.3%
Exterran Corp.(a)	460,000	14,002,400
Superior Energy Services, Inc.(a)	894,500	14,759,250
Tetra Technologies, Inc.(a)	2,000,000	8,980,000
Total		37,741,650
Total Energy		37,741,650
Financials 21.3%
Banks 1.9%
Opus Bank	615,439	13,293,483
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 12.7%
Aspen Insurance Holdings Ltd.	148,500	8,323,425
Hanover Insurance Group, Inc. (The)	255,000	22,955,100
Lincoln National Corp.	310,000	21,749,600
National General Holdings Corp.	750,000	18,255,000
State National Companies, Inc.	1,400,000	19,558,000
Total		90,841,125
Mortgage Real Estate Investment Trusts (REITS) 2.3%
Ladder Capital Corp., Class A	1,161,896	16,766,159
Thrifts & Mortgage Finance 4.4%
BofI Holding, Inc.(a)	1,000,000	31,540,000
Total Financials		152,440,767
Health Care 10.1%
Biotechnology 1.9%
Ligand Pharmaceuticals, Inc.(a)	131,500	13,758,845
Health Care Equipment & Supplies 3.2%
Analogic Corp.	140,000	11,529,000
Dentsply Sirona, Inc.	175,000	11,116,000
Total		22,645,000
Health Care Providers & Services 3.4%
PharMerica Corp.(a)	370,000	9,102,000
WellCare Health Plans, Inc.(a)	106,500	15,037,800
Total		24,139,800
Pharmaceuticals 1.6%
Impax Laboratories, Inc.(a)	835,000	11,898,750
Total Health Care		72,442,395
Industrials 11.2%
Aerospace & Defense 2.1%
Cubic Corp.	290,500	15,265,775
Airlines 3.9%
United Continental Holdings, Inc.(a)	377,213	27,947,711
Commercial Services & Supplies 2.8%
Waste Connections, Inc.(a)	225,000	19,662,750
Road & Rail 2.4%
Swift Transportation Co.(a)	800,000	17,376,000
Total Industrials		80,252,236

Columbia Select Smaller-Cap Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Select Smaller-Cap Value Fund, February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 21.2%
Communications Equipment 6.9%
Calix, Inc.(a),(b)	2,629,041	18,140,383
Extreme Networks, Inc.(a)	3,485,816	21,786,350
Viavi Solutions, Inc.(a)	950,000	9,519,000
Total		49,445,733
Electronic Equipment, Instruments & Components 1.4%
Belden, Inc.	145,000	10,244,250
IT Services 6.2%
CACI International, Inc., Class A(a)	175,441	22,000,301
EPAM Systems, Inc.(a)	306,715	22,583,426
Total		44,583,727
Semiconductors & Semiconductor Equipment 3.7%
Ultratech, Inc.(a)	921,439	26,583,515
Software 3.0%
BroadSoft, Inc.(a)	492,954	21,098,431
Total Information Technology		151,955,656
Materials 5.2%
Chemicals 2.7%
Minerals Technologies, Inc.	250,000	19,312,500
Containers & Packaging 2.5%
Owens-Illinois, Inc.(a)	900,000	17,820,000
Total Materials		37,132,500
Real Estate 1.9%
Equity Real Estate Investment Trusts (REITS) 1.9%
Gaming and Leisure Properties, Inc.	425,000	13,600,000
Total Real Estate		13,600,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 4.7%
Diversified Telecommunication Services 0.9%
Globalstar, Inc.(a)	4,600,000	6,302,000
Wireless Telecommunication Services 3.8%
Telephone & Data Systems, Inc.	1,000,000	27,030,000
Total Telecommunication Services		33,332,000
Total Common Stocks (Cost $561,086,399)		701,848,200

Warrants —%

Industrials —%
Airlines —%
American Airlines Escrow(a),(c),(d)	52,560	0
Total Industrials		0
Total Warrants (Cost $—)		0

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(b),(e)	17,992,137	17,992,137
Total Money Market Funds (Cost $17,992,138)		17,992,137
Total Investments (Cost: $579,078,537)		719,840,337
Other Assets & Liabilities, Net		(3,970,655)
Net Assets		715,869,682

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Calix, Inc.	2,668,265	—	(39,224)	2,629,041	(9,665)	—	18,140,383
Columbia Short-Term Cash Fund, 0.692%	18,408,562	117,539,528	(117,955,953)	17,992,137	(213)	58,102	17,992,137
Total	21,076,827	117,539,528	(117,995,177)	20,621,178	(9,878)	58,102	36,132,520

2	Columbia Select Smaller-Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Select Smaller-Cap Value Fund, February 28, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2017, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d)	Negligible market value.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2017.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At February 28, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
579,079,000	177,199,000	(36,438,000)	140,761,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Select Smaller-Cap Value Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Select Smaller-Cap Value Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	90,467,656	—	—	—	90,467,656
Consumer Staples	32,483,340	—	—	—	32,483,340
Energy	37,741,650	—	—	—	37,741,650
Financials	152,440,767	—	—	—	152,440,767
Health Care	72,442,395	—	—	—	72,442,395
Industrials	80,252,236	—	—	—	80,252,236
Information Technology	151,955,656	—	—	—	151,955,656
Materials	37,132,500	—	—	—	37,132,500
Real Estate	13,600,000	—	—	—	13,600,000
Telecommunication Services	33,332,000	—	—	—	33,332,000
Total Common Stocks	701,848,200	—	—	—	701,848,200
Warrants	—	—	0*	—	0*
Money Market Funds	—	—	—	17,992,137	17,992,137
Total Investments	701,848,200	—	0*	17,992,137	719,840,337

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
4	Columbia Select Smaller-Cap Value Fund | Quarterly Report 2017

Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Treasury Bills 23.7%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 23.7%
U.S. Treasury Bills
03/30/17	0.450%	15,000,000	14,994,512
04/27/17	0.490%	15,000,000	14,988,234
05/18/17	0.510%	15,000,000	14,983,590
05/25/17	0.510%	15,000,000	14,982,030
06/29/17	0.520%	15,000,000	14,974,245
Total			74,922,611
Total			74,922,611
Total Treasury Bills (Cost $74,916,770)			74,922,611

U.S. Government & Agency Obligations 15.8%

Federal Home Loan Banks
08/01/17	0.650%	20,000,000	19,945,600
Federal Home Loan Mortgage Corp.
03/21/17	0.520%	20,000,000	19,994,030
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal National Mortgage Association Discount Notes
06/01/17	0.550%	10,000,000	9,985,940
Total U.S. Government & Agency Obligations (Cost $49,932,272)			49,925,570

Money Market Funds 53.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(a),(b)	168,252,018	168,252,018
Total Money Market Funds (Cost $168,252,464)		168,252,018
Total Investments (Cost: $293,101,506)		293,100,199
Other Assets & Liabilities, Net		22,976,381
Net Assets		316,076,580

At February 28, 2017, securities and/or cash totaling $20,644,567 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at February 28, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Brent Crude	114	USD	6,442,140	03/2017	—	(11,490)
Coffee C	3	USD	160,425	05/2017	—	(11,938)
Coffee C	178	USD	9,518,550	05/2017	—	(244,525)
Corn	24	USD	448,500	05/2017	—	(5,801)
Corn	1,418	USD	26,498,875	05/2017	—	(402,837)
Cotton	2	USD	76,340	05/2017	612	—
Cotton	98	USD	3,740,660	05/2017	—	(35,929)
Gold 100 oz.	263	USD	32,977,570	04/2017	1,496,976	—
HRW Wheat	8	USD	185,400	05/2017	—	(1,934)
HRW Wheat	433	USD	10,034,775	05/2017	—	(63,011)
Lean Hogs	8	USD	216,320	04/2017	—	(4,384)
Lean Hogs	242	USD	6,543,680	04/2017	—	(193,150)
Live Cattle	9	USD	368,730	08/2017	4,641	—
Live Cattle	293	USD	12,004,210	08/2017	—	(119,103)
LME Copper	205	USD	30,593,687	04/2017	139,461	—
LME Nickel	129	USD	8,495,424	05/2017	355,121	—
LME Primary Aluminum	333	USD	16,025,625	05/2017	572,120	—
LME Zinc	125	USD	8,829,688	05/2017	—	(119,863)
Natural Gas	8	USD	229,600	04/2017	—	(25,068)
Natural Gas	848	USD	24,337,600	04/2017	—	(2,429,892)
NY Harbor ULSD	163	USD	11,417,074	06/2017	—	(130,891)
RBOB Gasoline	326	USD	23,678,945	03/2017	—	(211,800)
Silver	156	USD	14,405,820	05/2017	470,551	—
Soybean	6	USD	310,725	05/2017	—	(1,300)
Columbia Commodity Strategy Fund | Quarterly Report 2017	1

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2017 (Unaudited)
Long futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Soybean	298	USD	15,432,675	05/2017	—	(430,446)
Soybean Meal	5	USD	168,200	05/2017	—	(2,271)
Soybean Meal	286	USD	9,621,040	05/2017	—	(231,884)
Soybean Oil	7	USD	142,506	05/2017	2,280	—
Soybean Oil	408	USD	8,306,064	05/2017	—	(207,612)
Sugar #11	115	USD	2,476,824	04/2017	—	(164,386)
Sugar #11	264	USD	5,685,926	04/2017	—	(366,819)
Wheat	4	USD	88,750	05/2017	—	(1,967)
Wheat	200	USD	4,437,500	05/2017	—	(175,594)
WTI Crude	390	USD	21,450,000	06/2017	—	(171,786)
Total			315,349,848		3,041,762	(5,765,681)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	83,957,394	416,766,621	(332,471,997)	168,252,018	518	508,421	168,252,018
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
At February 28, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
293,102,000	6,000	(8,000)	(2,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
2	Columbia Commodity Strategy Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Treasury Bills	74,922,611	—	—	—	74,922,611
U.S. Government & Agency Obligations	—	49,925,570	—	—	49,925,570
Money Market Funds	—	—	—	168,252,018	168,252,018
Total Investments	74,922,611	49,925,570	—	168,252,018	293,100,199
Derivatives
Asset
Futures Contracts	3,041,762	—	—	—	3,041,762
Liability
Futures Contracts	(5,765,681)	—	—	—	(5,765,681)
Total	72,198,692	49,925,570	—	168,252,018	290,376,280
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Commodity Strategy Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia Flexible Capital Income Fund, February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 35.8%
Issuer	Shares	Value ($)
Consumer Discretionary 2.3%
Hotels, Restaurants & Leisure 1.5%
Extended Stay America, Inc.	300,000	5,190,000
Six Flags Entertainment Corp.	37,500	2,272,875
Total		7,462,875
Specialty Retail 0.8%
Staples, Inc.	400,000	3,596,000
Total Consumer Discretionary		11,058,875
Consumer Staples 3.4%
Food & Staples Retailing 1.0%
SYSCO Corp.	87,500	4,613,000
Food Products 0.7%
General Mills, Inc.	60,000	3,622,200
Household Products 0.7%
Procter & Gamble Co. (The)	39,500	3,597,265
Tobacco 1.0%
Altria Group, Inc.	64,500	4,832,340
Total Consumer Staples		16,664,805
Energy 3.4%
Oil, Gas & Consumable Fuels 3.4%
BP PLC, ADR	140,000	4,748,800
Exxon Mobil Corp.	72,500	5,895,700
Goodrich Petroleum Corp.(a)	56,448	776,160
Goodrich Petroleum Corp.(a),(b)	3,775,000	4
Suncor Energy, Inc.	160,000	5,012,800
Total		16,433,464
Total Energy		16,433,464
Financials 7.0%
Banks 3.6%
Bank of America Corp.	215,000	5,306,200
First Hawaiian, Inc.	77,500	2,455,200
JPMorgan Chase & Co.	55,000	4,984,100
PacWest Bancorp	87,500	4,821,250
Total		17,566,750
Capital Markets 1.0%
Ares Capital Corp.	285,000	5,058,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.0%
MetLife, Inc.	45,000	2,359,800
Validus Holdings Ltd.	42,500	2,450,550
Total		4,810,350
Mortgage Real Estate Investment Trusts (REITS) 1.4%
Blackstone Mortgage Trust, Inc.	60,000	1,868,400
Starwood Property Trust, Inc.	210,000	4,800,600
Total		6,669,000
Total Financials		34,104,850
Health Care 3.9%
Biotechnology 0.7%
AbbVie, Inc.	58,000	3,586,720
Health Care Equipment & Supplies 1.1%
Medtronic PLC	65,000	5,259,150
Health Care Providers & Services 1.1%
Cardinal Health, Inc.	65,000	5,289,050
Pharmaceuticals 1.0%
Merck & Co., Inc.	72,000	4,742,640
Total Health Care		18,877,560
Industrials 2.0%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	18,500	4,931,730
Transportation Infrastructure 1.0%
Macquarie Infrastructure Corp.	65,000	5,001,100
Total Industrials		9,932,830
Information Technology 8.1%
Communications Equipment 0.8%
Cisco Systems, Inc.	115,000	3,930,700
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	132,500	3,658,325
IT Services 2.0%
Automatic Data Processing, Inc.	45,000	4,617,900
Booz Allen Hamilton Holdings Corp.	70,000	2,503,900
Leidos Holdings, Inc.	47,500	2,531,750
Total		9,653,550

Columbia Flexible Capital Income Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	45,000	3,686,850
Broadcom Ltd.	19,500	4,113,135
Lam Research Corp.	32,500	3,852,550
Maxim Integrated Products, Inc.	82,500	3,654,750
Total		15,307,285
Software 1.0%
Microsoft Corp.	75,000	4,798,500
Technology Hardware, Storage & Peripherals 0.5%
Western Digital Corp.	32,500	2,498,600
Total Information Technology		39,846,960
Materials 1.2%
Chemicals 0.7%
Dow Chemical Co. (The)	60,000	3,735,600
Containers & Packaging 0.5%
International Paper Co.	45,000	2,371,500
Total Materials		6,107,100
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITS) 1.5%
Alexandria Real Estate Equities, Inc.	32,500	3,877,575
Equinix, Inc.	9,400	3,535,058
Total		7,412,633
Total Real Estate		7,412,633
Telecommunication Services 1.0%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	112,500	4,701,375
Total Telecommunication Services		4,701,375
Utilities 2.0%
Electric Utilities 1.0%
Xcel Energy, Inc.	115,000	5,026,650
Independent Power and Renewable Electricity Producers 1.0%
NRG Yield, Inc. Class A	280,603	4,716,936
Total Utilities		9,743,586
Total Common Stocks (Cost $149,558,878)		174,884,038
Convertible Bonds 19.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.9%
Navistar International Corp.
04/15/19	4.750%	4,751,000	4,596,593
Brokerage/Asset Managers/Exchanges 0.5%
Hercules Capital, Inc.(c)
02/01/22	4.375%	2,556,000	2,573,573
Cable and Satellite 1.0%
DISH Network Corp.(c)
08/15/26	3.375%	4,150,000	5,014,735
Consumer Products 1.0%
Iconix Brand Group, Inc.
03/15/18	1.500%	5,468,000	5,139,920
Electric 0.8%
SunPower Corp.
01/15/23	4.000%	4,820,000	3,852,443
Health Care 1.3%
Fluidigm Corp.
02/01/34	2.750%	4,000,000	2,614,448
Invacare Corp.(c)
02/15/21	5.000%	2,300,000	2,318,975
Novavax, Inc.
02/01/23	3.750%	2,540,000	1,190,625
Total			6,124,048
Independent Energy 1.0%
Chesapeake Energy Corp.(c)
09/15/26	5.500%	4,700,000	4,634,712
Chesapeake Energy Corp.
12/15/38	2.250%	47,000	41,830
Total			4,676,542
Media and Entertainment 0.5%
Liberty Interactive LLC(c)
09/30/46	1.750%	2,200,000	2,455,750
Oil Field Services 0.8%
Cobalt International Energy, Inc.
12/01/19	2.625%	4,000,000	1,265,992
Weatherford International Ltd.
07/01/21	5.875%	2,070,000	2,454,244
Total			3,720,236
Other Financial Institutions 1.1%
Encore Capital Group, Inc.(c),(d)
03/15/22	3.250%	2,450,000	2,450,000

2	Columbia Flexible Capital Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2017 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walter Investment Management Corp.
11/01/19	4.500%	4,410,000	2,998,800
Total			5,448,800
Other Industry 1.1%
General Cable Corp.(e)
Subordinated
11/15/29	4.500%	4,200,000	3,110,625
Green Plains, Inc.(c)
09/01/22	4.125%	2,000,000	2,231,250
Total			5,341,875
Other REIT 1.6%
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	2,560,000	2,893,824
Colony Starwood Homes(c)
01/15/22	3.500%	2,400,000	2,491,500
New York Mortgage Trust, Inc.
01/15/22	6.250%	2,500,000	2,448,437
Total			7,833,761
Pharmaceuticals 2.9%
Acorda Therapeutics, Inc.
06/15/21	1.750%	2,950,000	2,734,281
Aegerion Pharmaceuticals, Inc.
08/15/19	2.000%	3,350,000	2,653,907
Intercept Pharmaceuticals, Inc.
07/01/23	3.250%	3,700,000	3,649,125
Medicines Co. (The)(c)
07/15/23	2.750%	2,050,000	2,572,750
PTC Therapeutics, Inc.
08/15/22	3.000%	3,400,000	2,431,000
Total			14,041,063
Property & Casualty 1.0%
MGIC Investment Corp.(c),(e)
Junior Subordinated
04/01/63	9.000%	3,800,000	4,909,125
Refining 0.5%
Clean Energy Fuels Corp.(c)
10/01/18	5.250%	2,750,000	2,475,000
Retailers 0.2%
GNC Holdings, Inc.
08/15/20	1.500%	1,800,000	1,062,000
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.8%
Microchip Technology, Inc.(c)
Junior Subordinated
02/15/37	2.250%	6,000,000	6,065,640
Micron Technology, Inc.
02/15/33	2.125%	1,200,000	2,661,750
Total			8,727,390
Transportation Services 1.0%
Aegean Marine Petroleum Network, Inc.(c)
12/15/21	4.250%	2,400,000	2,343,012
Ship Finance International Ltd.
10/15/21	5.750%	2,350,000	2,342,656
Total			4,685,668
Total Convertible Bonds (Cost $95,322,905)			92,678,522

Convertible Preferred Stocks 13.8%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Staples 1.1%
Food Products 1.1%
Bunge Ltd.	4.875%	47,500	5,214,408
Total Consumer Staples			5,214,408
Energy 1.5%
Oil, Gas & Consumable Fuels 1.5%
Anadarko Petroleum Corp.	7.500%	55,000	2,400,750
Hess Corp.	8.000%	47,500	2,952,600
WPX Energy, Inc.	6.250%	37,500	2,167,875
Total			7,521,225
Total Energy			7,521,225
Financials 2.5%
Banks 1.0%
Bank of America Corp.	7.250%	4,000	4,760,000
Capital Markets 1.5%
AMG Capital Trust II	5.150%	82,500	4,852,031
Cowen Group, Inc.	5.625%	3,400	2,538,814
Total			7,390,845
Total Financials			12,150,845

Columbia Flexible Capital Income Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2017 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer	Coupon Rate	Shares	Value ($)
Health Care 2.4%
Health Care Equipment & Supplies 0.5%
Alere, Inc.	3.000%	7,500	2,433,750
Health Care Providers & Services 0.9%
Anthem, Inc.	5.250%	45,000	2,257,200
Envision Healthcare Corp.	5.250%	18,300	2,374,608
Total			4,631,808
Pharmaceuticals 1.0%
Allergan PLC	5.500%	5,600	4,803,568
Total Health Care			11,869,126
Industrials 0.5%
Machinery 0.5%
Rexnord Corp.	5.750%	42,500	2,279,275
Total Industrials			2,279,275
Information Technology 1.4%
Electronic Equipment, Instruments & Components 0.9%
Belden, Inc.	6.750%	43,500	4,378,275
Internet Software & Services 0.5%
Mandatory Exchangeable Trust(c)	5.750%	20,000	2,477,000
Total Information Technology			6,855,275
Materials 0.5%
Chemicals 0.5%
A. Schulman, Inc.	6.000%	2,600	2,288,000
Total Materials			2,288,000
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
American Tower Corp.	5.500%	47,500	5,134,275
Total Real Estate			5,134,275
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.4%
Frontier Communications Corp.	11.125%	32,500	2,058,875
Wireless Telecommunication Services 0.5%
T-Mobile USA, Inc.	5.500%	25,000	2,547,250
Total Telecommunication Services			4,606,125
Convertible Preferred Stocks (continued)
Issuer	Coupon Rate	Shares	Value ($)
Utilities 2.0%
Electric Utilities 1.0%
Great Plains Energy, Inc.	7.000%	92,500	4,910,825
Multi-Utilities 1.0%
DTE Energy Co.	6.500%	90,000	4,860,000
Total Utilities			9,770,825
Total Convertible Preferred Stocks (Cost $66,036,667)			67,689,379

Corporate Bonds & Notes 25.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
ADS Tactical, Inc.(c)
04/01/18	11.000%	4,598,000	4,598,000
Automotive 0.5%
Navistar International Corp.
11/01/21	8.250%	2,300,000	2,323,000
Banking 1.5%
Popular, Inc.
07/01/19	7.000%	4,500,000	4,702,500
Synovus Financial Corp.(e)
Subordinated
12/15/25	5.750%	2,700,000	2,824,875
Total			7,527,375
Cable and Satellite 1.8%
Charter Communications Operating LLC/Capital
10/23/45	6.484%	4,200,000	4,874,827
Telesat Canada/LLC(c)
11/15/24	8.875%	3,600,000	3,933,000
Total			8,807,827
Chemicals 0.5%
A. Schulman, Inc.(c)
06/01/23	6.875%	2,300,000	2,426,500
Diversified Manufacturing 1.9%
Gardner Denver, Inc.(c)
08/15/21	6.875%	4,600,000	4,738,000
Hamilton Sundstrand Corp.(c)
12/15/20	7.750%	5,350,000	4,694,625
Total			9,432,625

4	Columbia Flexible Capital Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.0%
AdvancePierre Foods Holdings, Inc.(c)
12/15/24	5.500%	2,233,000	2,272,078
Lamb Weston Holdings, Inc.(c)
11/01/26	4.875%	2,400,000	2,437,200
Total			4,709,278
Gaming 0.8%
Scientific Games International, Inc.
12/01/22	10.000%	3,500,000	3,714,375
Health Care 0.5%
Envision Healthcare Corp.(c)
12/01/24	6.250%	1,128,000	1,195,680
Quotient Ltd.(b),(c)
10/15/23	12.000%	1,330,000	1,330,000
Total			2,525,680
Healthcare Insurance 1.0%
Centene Corp.
01/15/25	4.750%	4,723,000	4,858,786
Independent Energy 0.5%
Stone Energy Corp.(f)
11/15/22	7.500%	3,400,000	2,380,000
Media and Entertainment 1.4%
AMC Networks, Inc.
04/01/24	5.000%	2,123,000	2,142,914
Lions Gate Entertainment Corp.(c)
11/01/24	5.875%	4,450,000	4,577,937
Total			6,720,851
Midstream 1.0%
Blue Racer Midstream LLC/Finance Corp.(c)
11/15/22	6.125%	4,594,000	4,674,395
Oil Field Services 0.5%
Precision Drilling Corp.(c)
12/15/23	7.750%	2,250,000	2,435,625
Other Industry 0.9%
MasTec, Inc.
03/15/23	4.875%	4,600,000	4,600,000
Packaging 1.5%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(c),(d)
02/15/25	6.000%	2,300,000	2,363,250
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novolex (c)
01/15/25	6.875%	4,700,000	4,805,750
Total			7,169,000
Pharmaceuticals 1.3%
AMAG Pharmaceuticals, Inc.(c)
09/01/23	7.875%	2,350,000	2,267,750
Valeant Pharmaceuticals International, Inc.(c)
03/01/23	5.500%	5,400,000	4,353,750
Total			6,621,500
Property & Casualty 0.5%
MGIC Investment Corp.
08/15/23	5.750%	2,200,000	2,326,500
Retailers 0.4%
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	1,613,000	1,927,535
Supermarkets 0.9%
Safeway, Inc.
02/01/31	7.250%	4,588,000	4,610,940
Technology 3.9%
Alliance Data Systems Corp.(c)
11/01/21	5.875%	4,550,000	4,709,250
Diebold, Inc.
04/15/24	8.500%	4,300,000	4,719,250
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/US Holdings I, LLC(c)
11/30/24	10.000%	2,250,000	2,446,875
Informatica LLC(c)
07/15/23	7.125%	2,382,000	2,301,012
Micron Technology, Inc.
02/01/25	5.500%	2,300,000	2,374,750
Western Digital Corp.
04/01/24	10.500%	2,000,000	2,340,000
Total			18,891,137
Transportation Services 1.0%
Hertz Corp. (The)(d)
10/15/22	6.250%	5,150,000	4,918,250
Wirelines 1.4%
Frontier Communications Corp.
09/15/25	11.000%	6,740,000	6,773,700
Total Corporate Bonds & Notes (Cost $120,856,257)			124,972,879

Columbia Flexible Capital Income Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2017 (Unaudited)
Limited Partnerships 1.7%
Issuer	Shares	Value ($)
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
Enviva Partners LP	85,000	2,312,000
Total Energy		2,312,000
Industrials 0.5%
Trading Companies & Distributors 0.5%
Fortress Transportation & Infrastructure Investors LLC	180,000	2,761,200
Total Industrials		2,761,200
Utilities 0.7%
Independent Power and Renewable Electricity Producers 0.7%
8Point3 Energy Partners LP	250,000	3,327,500
Total Utilities		3,327,500
Total Limited Partnerships (Cost $9,054,629)		8,400,700

Preferred Debt 2.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 2.0%
Citigroup Capital XIII(e)
10/30/40	6.692%	185,000	4,874,750
Wells Fargo & Co.
12/31/49	7.500%	4,000	4,900,000
Total			9,774,750
Total Preferred Debt (Cost $9,465,235)			9,774,750

Preferred Stocks 0.5%
Issuer	Coupon Rate	Shares	Value ($)
Financials 0.5%
Banks 0.5%
GMAC Capital Trust I(e)	6.824%	90,000	2,314,800
Total Financials			2,314,800
Total Preferred Stocks (Cost $2,292,300)			2,314,800
Senior Loans 1.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Food and Beverage 0.5%
Herbalife Financing SARL(d),(e),(g)
Term Loan
02/15/23	6.272%	2,500,000	2,502,075
Retailers 0.5%
BJ’s Wholesale Club, Inc.(e),(g)
2nd Lien Term Loan
02/03/25	8.500%	2,292,000	2,288,654
Total Senior Loans (Cost $4,814,675)			4,790,729

Warrants —%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Goodrich Petroleum Corp.(a),(b)	13,924	0
Total Energy		0
Total Warrants (Cost $—)		0

Money Market Funds 1.8%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, Agency Shares 0.391(h)	8,832,668	8,832,668
Total Money Market Funds (Cost $8,832,668)		8,832,668
Total Investments (Cost: $466,234,214)		494,338,465
Other Assets & Liabilities, Net		(5,829,845)
Net Assets		488,508,620

6	Columbia Flexible Capital Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2017, the value of these securities amounted to $1,330,004, which represents 0.27% of net assets.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2017, the value of these securities amounted to $107,573,699 or 22.02% of net assets.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	Variable rate security.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2017, the value of these securities amounted to $2,380,000 which represents 0.49% of net assets.
(g)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(h)	The rate shown is the seven-day current annualized yield at February 28, 2017.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At February 28, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
466,234,000	43,724,000	(15,620,000)	28,104,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are
Columbia Flexible Capital Income Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	11,058,875	—	—	11,058,875
Consumer Staples	16,664,805	—	—	16,664,805
Energy	16,433,460	—	4	16,433,464
Financials	34,104,850	—	—	34,104,850
Health Care	18,877,560	—	—	18,877,560
Industrials	9,932,830	—	—	9,932,830
Information Technology	39,846,960	—	—	39,846,960
Materials	6,107,100	—	—	6,107,100
Real Estate	7,412,633	—	—	7,412,633
Telecommunication Services	4,701,375	—	—	4,701,375
Utilities	9,743,586	—	—	9,743,586
Total Common Stocks	174,884,034	—	4	174,884,038
Convertible Bonds	—	92,678,522	—	92,678,522
Convertible Preferred Stocks
Consumer Staples	—	5,214,408	—	5,214,408
Energy	7,521,225	—	—	7,521,225
Financials	4,760,000	7,390,845	—	12,150,845
Health Care	11,869,126	—	—	11,869,126
Industrials	2,279,275	—	—	2,279,275
Information Technology	4,378,275	2,477,000	—	6,855,275
Materials	—	2,288,000	—	2,288,000
Real Estate	5,134,275	—	—	5,134,275
Telecommunication Services	4,606,125	—	—	4,606,125
Utilities	9,770,825	—	—	9,770,825
Total Convertible Preferred Stocks	50,319,126	17,370,253	—	67,689,379
Corporate Bonds & Notes	—	123,642,879	1,330,000	124,972,879
Limited Partnerships
Energy	2,312,000	—	—	2,312,000
Industrials	2,761,200	—	—	2,761,200
Utilities	3,327,500	—	—	3,327,500
Total Limited Partnerships	8,400,700	—	—	8,400,700
Preferred Debt	9,774,750	—	—	9,774,750
Preferred Stocks
Financials	2,314,800	—	—	2,314,800
Total Preferred Stocks	2,314,800	—	—	2,314,800
Senior Loans	—	4,790,729	—	4,790,729
Warrants	—	—	0*	0*
Money Market Funds	8,832,668	—	—	8,832,668
Total Investments	254,526,078	238,482,383	1,330,004	494,338,465

*	Rounds to zero.
8	Columbia Flexible Capital Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Certain common stocks and warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Flexible Capital Income Fund | Quarterly Report 2017	9

Portfolio of Investments
Multi-Manager Value Strategies Fund (formerly Active Portfolios® Multi-Manager Value Fund), February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.6%
Issuer	Shares	Value ($)
Consumer Discretionary 14.5%
Auto Components 1.3%
Adient PLC(a)	1,166	78,274
Autoliv, Inc.	2,316	242,485
BorgWarner, Inc.	430,765	18,173,975
Gentex Corp.	18,539	389,875
Goodyear Tire & Rubber Co. (The)	422,076	14,793,764
Lear Corp.	5,923	841,007
Total		34,519,380
Automobiles 1.3%
Ford Motor Co.	1,973,448	24,727,303
General Motors Co.	211,658	7,797,481
Total		32,524,784
Distributors 0.2%
Genuine Parts Co.	41,734	3,994,361
LKQ Corp.(a)	10,344	326,664
Total		4,321,025
Hotels, Restaurants & Leisure 0.8%
Carnival Corp.	54,194	3,032,154
Hyatt Hotels Corp., Class A(a)	6,821	350,190
McDonald’s Corp.	48,816	6,231,362
MGM Resorts International(a)	157,993	4,153,636
Norwegian Cruise Line Holdings Ltd.(a)	20,924	1,060,847
Royal Caribbean Cruises Ltd.	52,525	5,047,653
Total		19,875,842
Household Durables 1.5%
D.R. Horton, Inc.	125,705	4,022,560
Garmin Ltd.	30,276	1,562,544
Harman International Industries, Inc.	18,763	2,094,326
Lennar Corp., Class A	56,561	2,759,611
Lennar Corp., Class B	1,697	66,709
Mohawk Industries, Inc.(a)	14,727	3,333,604
Newell Brands, Inc.	20,427	1,001,536
PulteGroup, Inc.	106,054	2,338,491
Toll Brothers, Inc.(a)	16,989	580,004
Whirlpool Corp.	108,832	19,436,307
Total		37,195,692
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Catalog Retail 0.1%
Liberty Interactive Corp., Class A(a)	116,948	2,207,978
Media 6.1%
21st Century Fox, Inc., Class B	291,645	8,559,781
Charter Communications, Inc., Class A(a)	79,299	25,618,335
Comcast Corp., Class A	1,567,854	58,669,097
Interpublic Group of Companies, Inc. (The)	146,442	3,529,252
Liberty Braves Group, Class A(a)	1,225	26,987
Liberty Braves Group, Class C(a)	2,489	54,733
Liberty Broadband Corp. Class A(a)	3,332	280,754
Liberty Broadband Corp. Class C(a)	16,915	1,453,675
Liberty Media Group LLC, Class C(a)	1,007	30,915
Liberty SiriusXM Group, Class A(a)	5,812	228,586
Liberty SiriusXM Group, Class C(a)	11,835	460,736
Madison Square Garden Co. (The), Class A(a)	175	31,388
News Corp., Class A	33,401	428,201
News Corp., Class B	22,496	296,947
TEGNA, Inc.	422,557	10,830,136
Time Warner, Inc.	236,684	23,244,736
Walt Disney Co. (The)	192,303	21,170,637
Total		154,914,896
Multiline Retail 0.2%
Kohl’s Corp.	54,352	2,316,482
Macy’s, Inc.	82,725	2,748,125
Total		5,064,607
Specialty Retail 1.9%
AutoNation, Inc.(a)	27,777	1,274,964
Bed Bath & Beyond, Inc.	7,150	288,860
Best Buy Co., Inc.	59,482	2,624,941
Home Depot, Inc. (The)	120,655	17,484,116
Penske Automotive Group, Inc.	7,354	369,906
Staples, Inc.	75,433	678,143
TJX Companies, Inc. (The)	341,433	26,785,419
Total		49,506,349

Multi-Manager Value Strategies Fund | Quarterly Report 2017	1

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund (formerly Active Portfolios® Multi-Manager Value Fund), February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.1%
Hanesbrands, Inc.	487,220	9,749,272
PVH Corp.	22,552	2,065,763
Ralph Lauren Corp.	16,915	1,341,867
VF Corp.	268,155	14,064,730
Total		27,221,632
Total Consumer Discretionary		367,352,185
Consumer Staples 8.6%
Beverages 1.4%
Coca-Cola European Partners PLC	89,235	3,095,562
Molson Coors Brewing Co., Class B	21,795	2,188,000
PepsiCo, Inc.	264,843	29,233,371
Total		34,516,933
Food & Staples Retailing 1.4%
CVS Health Corp.	244,716	19,719,215
Safeway, Inc. Casa Ley CVR(a),(b)	60,717	61,622
Safeway, Inc. PDC CVR(a),(b)	60,717	2,963
Walgreens Boots Alliance, Inc.	1,371	118,427
Wal-Mart Stores, Inc.	213,778	15,163,274
Whole Foods Market, Inc.	4,981	152,767
Total		35,218,268
Food Products 1.2%
Archer-Daniels-Midland Co.	61,602	2,893,446
Bunge Ltd.	42,296	3,461,928
General Mills, Inc.	113,038	6,824,104
Ingredion, Inc.	1,574	190,281
JM Smucker Co. (The)	26,823	3,801,624
Kraft Heinz Co. (The)	32,554	2,979,017
Mondelez International, Inc., Class A	141,646	6,221,092
Pinnacle Foods, Inc.	14,551	831,299
Post Holdings, Inc.(a)	15,296	1,252,283
Seaboard Corp.	3	10,897
TreeHouse Foods, Inc.(a)	3,824	325,346
Tyson Foods, Inc., Class A	33,992	2,126,539
Total		30,917,856
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.4%
Kimberly-Clark Corp.	203,436	26,965,442
Procter & Gamble Co. (The)	366,821	33,406,388
Total		60,371,830
Personal Products 0.3%
Coty, Inc., Class A	446,040	8,376,631
Edgewell Personal Care Co.(a)	4,574	337,744
Total		8,714,375
Tobacco 1.9%
Altria Group, Inc.	209,552	15,699,636
Philip Morris International, Inc.	293,508	32,095,100
Total		47,794,736
Total Consumer Staples		217,533,998
Energy 7.2%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.	37,375	2,252,965
Helmerich & Payne, Inc.	24,012	1,641,700
Nabors Industries Ltd.	6,154	90,095
National Oilwell Varco, Inc.	61,297	2,477,625
Schlumberger Ltd.	175,057	14,067,580
TechnipFMC PLC(a)	84,118	2,770,216
Transocean Ltd.(a)	92,296	1,275,531
Weatherford International PLC(a)	113,697	643,525
Total		25,219,237
Oil, Gas & Consumable Fuels 6.2%
Anadarko Petroleum Corp.	31,162	2,014,623
Antero Resources Corp.(a)	44,698	1,071,858
Chevron Corp.	216,868	24,397,650
Cimarex Energy Co.	171,529	21,564,626
Concho Resources, Inc.(a)	9,652	1,278,407
ConocoPhillips	111,558	5,306,814
EOG Resources, Inc.	9,273	899,388
Exxon Mobil Corp.	611,358	49,715,633
Hess Corp.	30,985	1,593,868
HollyFrontier Corp.	22,389	655,550
Kinder Morgan, Inc.	101,143	2,155,357
Marathon Oil Corp.	113,507	1,816,112
Marathon Petroleum Corp.	85,253	4,228,549

2	Multi-Manager Value Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund (formerly Active Portfolios® Multi-Manager Value Fund), February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Murphy Oil Corp.	18,032	510,125
Noble Energy, Inc.	42,972	1,564,611
Occidental Petroleum Corp.	139,169	9,122,528
Phillips 66	72,836	5,695,047
Southwestern Energy Co.(a)	23,355	175,396
Suncor Energy, Inc.	122,442	3,836,108
Targa Resources Corp.	73,837	4,171,791
Tesoro Corp.	38,796	3,305,031
Valero Energy Corp.	167,096	11,354,173
WPX Energy, Inc.(a)	38,510	496,779
Total		156,930,024
Total Energy		182,149,261
Financials 23.9%
Banks 11.4%
Bank of America Corp.	1,135,344	28,020,290
BB&T Corp.	194,747	9,390,700
BOK Financial Corp.	3,776	311,369
CIT Group, Inc.	23,827	1,022,178
Citigroup, Inc.	960,251	57,432,612
Citizens Financial Group, Inc.	50,472	1,886,139
Comerica, Inc.	19,853	1,415,122
Fifth Third Bancorp	174,359	4,784,411
Huntington Bancshares, Inc.	149,825	2,118,525
JPMorgan Chase & Co.	1,032,507	93,565,784
KeyCorp	146,351	2,747,008
M&T Bank Corp.	10,971	1,831,828
PacWest Bancorp	23,876	1,315,568
People’s United Financial, Inc.	32,144	617,165
PNC Financial Services Group, Inc. (The)	233,874	29,755,789
Prosperity Bancshares, Inc.	809	60,303
Regions Financial Corp.	278,477	4,252,344
SunTrust Banks, Inc.	49,989	2,973,846
U.S. Bancorp	155,655	8,561,025
Wells Fargo & Co.	612,187	35,433,384
Zions Bancorporation	27,858	1,250,824
Total		288,746,214
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.8%
Bank of New York Mellon Corp. (The)	133,547	6,295,406
BlackRock, Inc.	23,091	8,946,839
CME Group, Inc.	85,925	10,436,451
Franklin Resources, Inc.	263,207	11,328,429
Goldman Sachs Group, Inc. (The)	36,701	9,104,050
Morgan Stanley	845,144	38,597,726
Northern Trust Corp.	74,951	6,546,970
State Street Corp.	14,358	1,144,476
T. Rowe Price Group, Inc.	68,519	4,879,238
Total		97,279,585
Consumer Finance 1.7%
Ally Financial, Inc.	128,601	2,892,236
Capital One Financial Corp.	399,106	37,460,089
Navient Corp.	81,170	1,250,830
Santander Consumer USA Holdings, Inc.(a)	34,352	507,723
Total		42,110,878
Diversified Financial Services 0.1%
Leucadia National Corp.	36,036	959,278
Voya Financial, Inc.	13,907	573,386
Total		1,532,664
Insurance 6.9%
Aflac, Inc.	40,470	2,928,004
Alleghany Corp.(a)	2,296	1,482,757
Allied World Assurance Co. Holdings AG	5,412	285,862
Allstate Corp. (The)	27,466	2,256,607
American Financial Group, Inc.	15,774	1,483,702
American International Group, Inc.	95,071	6,076,938
Assurant, Inc.	13,528	1,339,272
Assured Guaranty Ltd.	26,450	1,087,359
Axis Capital Holdings Ltd.	13,673	947,539
Chubb Ltd.	113,970	15,747,235
CNA Financial Corp.	3,492	149,737
Endurance Specialty Holdings Ltd.	9,980	927,441
Everest Re Group Ltd.	7,941	1,867,247
First American Financial Corp.	1,483	57,941
Hartford Financial Services Group, Inc. (The)	507,669	24,819,937
Lincoln National Corp.	40,775	2,860,774

Multi-Manager Value Strategies Fund | Quarterly Report 2017	3

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund (formerly Active Portfolios® Multi-Manager Value Fund), February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Loews Corp.	312,823	14,696,424
Marsh & McLennan Companies, Inc.	456,322	33,530,541
MetLife, Inc.	410,690	21,536,584
Old Republic International Corp.	48,789	1,010,420
Principal Financial Group, Inc.	65,741	4,111,442
Progressive Corp. (The)	470,043	18,416,285
Prudential Financial, Inc.	41,517	4,589,289
Reinsurance Group of America, Inc.	9,990	1,299,299
RenaissanceRe Holdings Ltd.	8,129	1,200,166
Travelers Companies, Inc. (The)	45,554	5,568,521
Unum Group	45,474	2,220,495
Validus Holdings Ltd.	6,795	391,800
WR Berkley Corp.	4,792	340,328
Xl Group Ltd.	43,826	1,774,515
Total		175,004,461
Thrifts & Mortgage Finance —%
New York Community Bancorp, Inc.	60,234	920,375
Total Financials		605,594,177
Health Care 11.9%
Biotechnology 0.3%
AbbVie, Inc.	115,422	7,137,697
United Therapeutics Corp.(a)	1,145	169,139
Total		7,306,836
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	780,071	35,165,601
Boston Scientific Corp.(a)	6,872	168,708
Danaher Corp.	55,465	4,745,031
Dentsply Sirona, Inc.	13,803	876,767
Medtronic PLC	391,135	31,646,733
STERIS PLC	8,304	582,359
Stryker Corp.	88,440	11,369,846
Teleflex, Inc.	2,236	427,478
Zimmer Biomet Holdings, Inc.	1,879	219,993
Total		85,202,516
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.7%
Aetna, Inc.	238,954	30,767,717
Anthem, Inc.	50,230	8,278,909
Centene Corp.(a)	17,655	1,244,677
CIGNA Corp.	12,750	1,898,475
DaVita, Inc.(a)	4,463	309,777
Envision Healthcare Corp.(a)	2,385	166,950
Express Scripts Holding Co.(a)	97,760	6,906,744
Humana, Inc.	33,459	7,068,214
Laboratory Corp. of America Holdings(a)	20,066	2,854,589
Mednax, Inc.(a)	12,495	889,519
Quest Diagnostics, Inc.	39,749	3,873,142
UnitedHealth Group, Inc.	24,249	4,010,300
Universal Health Services, Inc., Class B	1,099	138,034
WellCare Health Plans, Inc.(a)	473	66,788
Total		68,473,835
Life Sciences Tools & Services 0.8%
Bio-Rad Laboratories, Inc., Class A(a)	2,896	563,678
PerkinElmer, Inc.	19,774	1,072,937
Quintiles IMS Holdings, Inc.(a)	9,167	709,434
Thermo Fisher Scientific, Inc.	108,144	17,052,146
Total		19,398,195
Pharmaceuticals 4.7%
Allergan PLC	17,740	4,343,107
Bristol-Myers Squibb Co.	55,352	3,139,012
Eli Lilly & Co.	41,905	3,470,153
Johnson & Johnson	193,408	23,636,392
Mallinckrodt PLC(a)	35,532	1,862,587
Merck & Co., Inc.	274,948	18,110,825
Mylan NV(a)	68,207	2,854,463
Perrigo Co. PLC	2,410	180,196
Pfizer, Inc.	1,841,512	62,832,389
Total		120,429,124
Total Health Care		300,810,506

4	Multi-Manager Value Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund (formerly Active Portfolios® Multi-Manager Value Fund), February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 10.2%
Aerospace & Defense 3.0%
Arconic, Inc.	96,031	2,764,732
Boeing Co. (The)	24,717	4,454,745
General Dynamics Corp.	78,921	14,979,995
L-3 Communications Corp.	14,729	2,479,185
Lockheed Martin Corp.	52,848	14,088,220
Orbital ATK, Inc.	5,868	542,320
Textron, Inc.	83,529	3,950,922
United Technologies Corp.	290,872	32,737,644
Total		75,997,763
Air Freight & Logistics 0.5%
FedEx Corp.	14,245	2,749,000
United Parcel Service, Inc., Class B	77,919	8,240,713
XPO Logistics, Inc.(a)	15,211	775,609
Total		11,765,322
Airlines 0.7%
Delta Air Lines, Inc.	113,694	5,676,742
JetBlue Airways Corp.(a)	87,816	1,752,807
Southwest Airlines Co.	51,770	2,992,306
United Continental Holdings, Inc.(a)	88,001	6,519,994
Total		16,941,849
Building Products 0.1%
Johnson Controls International PLC	7,177	301,004
Owens Corning	33,280	1,946,547
Total		2,247,551
Commercial Services & Supplies 0.5%
Republic Services, Inc.	74,322	4,604,248
Waste Management, Inc.	98,556	7,226,126
Total		11,830,374
Construction & Engineering 0.2%
AECOM (a)	37,913	1,378,138
Fluor Corp.	42,896	2,376,009
Jacobs Engineering Group, Inc.	14,126	796,848
Quanta Services, Inc.(a)	11,094	414,028
Total		4,965,023
Electrical Equipment 0.2%
Eaton Corp. PLC	74,534	5,364,957
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.5%
3M Co.	50,551	9,420,179
Carlisle Companies, Inc.	10,314	1,065,436
General Electric Co.	35,157	1,048,030
Honeywell International, Inc.	211,789	26,367,731
Total		37,901,376
Machinery 2.7%
AGCO Corp.	17,365	1,057,876
Caterpillar, Inc.	11,250	1,087,425
Colfax Corp.(a)	6,983	265,703
Cummins, Inc.	6,308	936,675
Dover Corp.	28,849	2,310,805
Illinois Tool Works, Inc.	130,145	17,180,441
Ingersoll-Rand PLC	77,116	6,119,926
PACCAR, Inc.	10,026	669,837
Parker-Hannifin Corp.	156,527	24,236,641
Pentair PLC	39,872	2,314,968
Stanley Black & Decker, Inc.	91,454	11,628,376
Total		67,808,673
Professional Services 0.1%
ManpowerGroup, Inc.	20,351	1,974,861
Road & Rail 0.7%
AMERCO	1,362	526,141
CSX Corp.	196,161	9,525,578
Genesee & Wyoming, Inc., Class A(a)	1,322	98,013
Kansas City Southern	24,414	2,163,813
Norfolk Southern Corp.	54,531	6,599,887
Ryder System, Inc.	3,039	231,420
Total		19,144,852
Trading Companies & Distributors —%
United Rentals, Inc.(a)	5,734	734,124
Transportation Infrastructure —%
Macquarie Infrastructure Corp.	9,161	704,847
Total Industrials		257,381,572

Multi-Manager Value Strategies Fund | Quarterly Report 2017	5

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund (formerly Active Portfolios® Multi-Manager Value Fund), February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 13.9%
Communications Equipment 2.8%
Arris International PLC(a)	36,640	945,312
Brocade Communications Systems, Inc.	62,994	775,456
Cisco Systems, Inc.	1,656,909	56,633,150
EchoStar Corp., Class A(a)	1,194	63,604
Juniper Networks, Inc.	477,214	13,361,992
Total		71,779,514
Electronic Equipment, Instruments & Components 0.4%
Arrow Electronics, Inc.(a)	25,533	1,843,483
Avnet, Inc.	30,678	1,413,642
Corning, Inc.	127,748	3,527,122
Dolby Laboratories, Inc., Class A	13,366	653,464
Flex Ltd.(a)	27,166	447,967
Jabil Circuit, Inc.	14,854	378,925
SYNNEX Corp.	4,109	480,424
TE Connectivity Ltd.	30,565	2,276,176
Total		11,021,203
Internet Software & Services 1.1%
Alphabet, Inc., Class A(a)	28,315	23,924,193
CommerceHub, Inc., Class C(a)	2,735	44,717
Yahoo!, Inc.(a)	50,975	2,327,519
Total		26,296,429
IT Services 1.2%
Amdocs Ltd.	25,961	1,574,535
Automatic Data Processing, Inc.	88,113	9,042,156
Conduent, Inc.(a)	47,152	758,676
Fidelity National Information Services, Inc.	46,761	3,847,027
Leidos Holdings, Inc.	18,118	965,689
Vantiv, Inc., Class A(a)	205,186	13,415,061
Total		29,603,144
Semiconductors & Semiconductor Equipment 3.7%
Broadcom Ltd.	38,533	8,127,766
First Solar, Inc.(a)	758	27,432
Intel Corp.	1,065,302	38,563,933
Lam Research Corp.	94,145	11,159,948
Marvell Technology Group Ltd.	49,025	764,790
Micron Technology, Inc.(a)	492,210	11,537,402
Common Stocks (continued)
Issuer	Shares	Value ($)
Microsemi Corp.(a)	4,263	220,909
NVIDIA Corp.	104,434	10,597,962
ON Semiconductor Corp.(a)	19,126	289,376
Qorvo, Inc.(a)	13,652	902,397
QUALCOMM, Inc.	47,508	2,683,252
Texas Instruments, Inc.	118,530	9,081,769
Total		93,956,936
Software 2.4%
CA, Inc.	127,140	4,102,808
Dell Technologies, Inc. - VMware, Inc., Class V(a)	2,749	174,534
Microsoft Corp.	870,016	55,663,624
Nuance Communications, Inc.(a)	27,923	475,529
SS&C Technologies Holdings, Inc.	10,903	381,823
Synopsys, Inc.(a)	5,399	385,704
Total		61,184,022
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	316,541	43,362,952
Hewlett Packard Enterprise Co.	303,718	6,930,845
HP, Inc.	43,949	763,394
NetApp, Inc.	10,380	434,195
Western Digital Corp.	50,356	3,871,369
Xerox Corp.	225,151	1,675,123
Total		57,037,878
Total Information Technology		350,879,126
Materials 3.3%
Chemicals 2.2%
Albemarle Corp.	23,895	2,425,581
Ashland Global Holdings, Inc.	14,188	1,711,924
Axalta Coating Systems Ltd.(a)	374,885	10,912,902
CF Industries Holdings, Inc.	70,130	2,203,485
Dow Chemical Co. (The)	145,512	9,059,577
Eastman Chemical Co.	152,278	12,220,310
Ingevity Corp.(a)	2,784	150,253
LyondellBasell Industries NV, Class A	34,371	3,136,010
Mosaic Co. (The)	74,597	2,326,680
Olin Corp.	3,423	106,387

6	Multi-Manager Value Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund (formerly Active Portfolios® Multi-Manager Value Fund), February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Praxair, Inc.	105,040	12,469,298
Westlake Chemical Corp.	8,702	551,968
Total		57,274,375
Construction Materials 0.1%
Martin Marietta Materials, Inc.	3,202	691,472
Vulcan Materials Co.	16,484	1,988,135
Total		2,679,607
Containers & Packaging 0.4%
International Paper Co.	34,185	1,801,549
Sonoco Products Co.	82,527	4,400,340
WestRock Co.	58,080	3,120,058
Total		9,321,947
Metals & Mining 0.6%
Alcoa Corp.	23,618	816,947
Freeport-McMoRan, Inc.(a)	5,880	78,792
Newmont Mining Corp.	113,774	3,895,622
Nucor Corp.	90,215	5,644,752
Reliance Steel & Aluminum Co.	17,060	1,444,129
Royal Gold, Inc.	7,592	501,452
Steel Dynamics, Inc.	61,394	2,247,020
Total		14,628,714
Total Materials		83,904,643
Real Estate 1.1%
Equity Real Estate Investment Trusts (REITS) 1.1%
American Tower Corp.	18,040	2,070,811
AvalonBay Communities, Inc.	7,913	1,454,251
Crown Castle International Corp.	27,206	2,544,577
Digital Realty Trust, Inc.	37,182	4,015,656
Duke Realty Corp.	86,398	2,215,245
Equity LifeStyle Properties, Inc.	24,301	1,934,846
Essex Property Trust, Inc.	10,262	2,408,491
Public Storage	31,778	7,228,224
Simon Property Group, Inc.	21,137	3,897,663
Total		27,769,764
Total Real Estate		27,769,764
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 2.5%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	1,062,497	44,401,750
CenturyLink, Inc.	153,484	3,723,522
Frontier Communications Corp.	161,178	472,251
Level 3 Communications, Inc.(a)	43,487	2,489,631
Verizon Communications, Inc.	188,357	9,348,158
Total		60,435,312
Wireless Telecommunication Services 0.1%
Sprint Corp.(a)	125,862	1,108,844
T-Mobile USA, Inc.(a)	40,787	2,550,411
Total		3,659,255
Total Telecommunication Services		64,094,567
Utilities 1.5%
Electric Utilities 0.7%
American Electric Power Co., Inc.	64,424	4,314,475
Eversource Energy	75,206	4,411,584
NextEra Energy, Inc.	38,102	4,991,362
PG&E Corp.	61,800	4,125,150
Total		17,842,571
Independent Power and Renewable Electricity Producers 0.1%
Calpine Corp.(a)	66,638	780,331
NRG Energy, Inc.	53,573	887,169
Total		1,667,500
Multi-Utilities 0.7%
CMS Energy Corp.	115,558	5,144,642
Dominion Resources, Inc.	50,702	3,936,503
Sempra Energy	31,706	3,496,855
WEC Energy Group, Inc.	75,081	4,525,132
Total		17,103,132
Total Utilities		36,613,203
Total Common Stocks (Cost $2,168,082,263)		2,494,083,002

Multi-Manager Value Strategies Fund | Quarterly Report 2017	7

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund (formerly Active Portfolios® Multi-Manager Value Fund), February 28, 2017 (Unaudited)
Convertible Preferred Stocks 0.1%
Issuer	Coupon Rate	Shares	Value ($)
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Hess Corp.	8.000%	20,685	1,285,780
Total Energy			1,285,780
Total Convertible Preferred Stocks (Cost $1,447,672)			1,285,780

Exchange-Traded Funds 0.5%
	Shares	Value ($)
SPDR S&P 500 ETF Trust	54,271	12,833,463
Total Exchange-Traded Funds (Cost $11,582,378)		12,833,463

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(c),(d)	18,904,778	18,904,778
Total Money Market Funds (Cost $18,904,778)		18,904,778
Total Investments (Cost: $2,200,017,091)		2,527,107,023
Other Assets & Liabilities, Net		2,815,146
Net Assets		2,529,922,169

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2017, the value of these securities amounted to $64,585, which represents less than 0.01% of net assets.
(c)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	14,467,464	1,916,787,164	(1,912,349,850)	18,904,778	375	166,979	18,904,778
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At February 28, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,200,017,000	362,667,000	(35,577,000)	327,090,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
8	Multi-Manager Value Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund (formerly Active Portfolios® Multi-Manager Value Fund), February 28, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	367,352,185	—	—	—	367,352,185
Consumer Staples	217,469,413	—	64,585	—	217,533,998
Energy	182,149,261	—	—	—	182,149,261
Financials	605,594,177	—	—	—	605,594,177
Health Care	300,810,506	—	—	—	300,810,506
Industrials	257,381,572	—	—	—	257,381,572
Information Technology	350,879,126	—	—	—	350,879,126
Materials	83,904,643	—	—	—	83,904,643
Real Estate	27,769,764	—	—	—	27,769,764
Telecommunication Services	64,094,567	—	—	—	64,094,567
Utilities	36,613,203	—	—	—	36,613,203
Total Common Stocks	2,494,018,417	—	64,585	—	2,494,083,002
Convertible Preferred Stocks
Energy	1,285,780	—	—	—	1,285,780
Exchange-Traded Funds	12,833,463	—	—	—	12,833,463
Money Market Funds	—	—	—	18,904,778	18,904,778
Total Investments	2,508,137,660	—	64,585	18,904,778	2,527,107,023
See the Portfolio of Investments for all investment classifications not indicated in the table.
Multi-Manager Value Strategies Fund | Quarterly Report 2017	9

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund (formerly Active Portfolios® Multi-Manager Value Fund), February 28, 2017 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
10	Multi-Manager Value Strategies Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Mortgage Opportunities Fund, February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 17.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avery Point VII CLO Ltd.(a),(b)
01/15/28	7.623%	3,500,000	3,514,997
Conn’s Receivables Funding LLC(a)
Series 2016-A Class A
04/16/18	4.680%	522,406	523,436
Series 2016-B Class A
10/15/18	3.730%	2,879,225	2,888,338
Series 2016-B Class B
03/15/19	7.340%	7,000,000	7,052,478
Subordinated, Series 2016-A Class B
08/15/18	8.960%	2,000,000	2,020,180
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class ER
10/15/28	8.563%	3,000,000	3,040,962
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR
07/22/27	7.582%	3,000,000	2,999,778
PennyMac Mortgage Investment Trust(a),(b),(c)
Series 2017-GT1 Class A
02/25/50	4.750%	8,000,000	8,000,000
Race Point VIII CLO Ltd.(a),(b),(c)
Series 2013-8A Class CR
02/20/30	5.000%	4,000,000	4,000,000
SoFi Professional Loan Program(a),(d)
Series 2017-A Class R
03/26/40	0.000%	25,000	1,473,000
SoFi Professional Loan Program LLC(a),(c),(d)
Series 2015-D Class RC
10/26/37	0.000%	3	2,253,667
Series 2016-A Class RIO
01/25/38	0.000%	6	2,523,000
Series 2016-A Class RPO
01/25/38	0.000%	6	4,210,200
Series 2016-B Class RC
04/25/37	0.000%	3	1,769,113
Total Asset-Backed Securities — Non-Agency (Cost $44,526,442)			46,269,149

Commercial Mortgage-Backed Securities - Non-Agency 15.9%

American Homes 4 Rent(a),(b)
Series 2014-SFR1 Class E
06/17/31	3.270%	3,500,000	3,488,345
Series 2014-SFR1 Class F
06/17/31	4.020%	3,250,000	3,257,373
American Homes 4 Rent(a)
Series 2015-SFR1 Class F
04/17/52	5.885%	2,000,000	2,012,576
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
B2R Mortgage Trust(a),(b)
Series 2015-2 Class E
11/15/48	5.482%	1,500,000	1,285,287
BHMS Mortgage Trust(a),(b)
Series 2014-ATLS Class DFX
07/05/33	5.176%	3,000,000	2,942,870
Hilton USA Trust(a),(b)
Series 2016-HHV Class F
11/05/38	4.194%	12,000,000	9,356,215
Hilton USA Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/35	5.519%	4,000,000	3,930,903
Invitation Homes Trust(a),(b)
Series 2015-SFR3 Class E
08/17/32	4.520%	1,000,000	1,012,904
Series 2015-SFR3 Class F
08/17/32	5.520%	1,000,000	1,017,483
Subordinated, Series 2014-SFR3 Class F
12/17/31	5.770%	2,500,000	2,508,540
Subordinated, Series 2015-SFR1 Class E
03/17/32	4.970%	3,000,000	3,012,809
JPMCC Re-REMIC Trust(a),(b)
Series 2016-GG10 Class AMB
08/15/45	5.865%	5,000,000	4,994,022
Rialto Capital Management LLC(a)
Series 2014-LT5 Class B
05/15/24	5.000%	3,000,000	2,998,952
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/32	5.071%	1,000,000	1,000,000
Rialto Real Estate Fund LP(a)
Series 2014-LT6 Class B
09/15/24	5.486%	461,412	460,958
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $42,751,930)			43,279,237

Repurchase Agreements 2.6%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party TD Securities (USA) LLC
dated 02/28/2017, matures 03/01/2017
repurchase price $7,000,101 (collateralized by U.S. Treasury Securities, Total Market Value $7,140,059)
	0.520%	7,000,000	7,000,000
Total Repurchase Agreements (Cost $7,000,000)			7,000,000

Columbia Mortgage Opportunities Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency 49.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 311 Class S1
08/15/43	5.180%	13,001,984	2,695,075
CMO Series 326 Class S2
03/15/44	5.180%	9,040,952	1,808,609
CMO Series 3922 Class SH
09/15/41	5.130%	14,403,496	2,044,955
CMO Series 3957 Class WS
11/15/41	5.780%	6,990,712	1,033,348
CMO Series 4097 Class ST
08/15/42	5.280%	3,856,515	738,343
CMO Series 4223 Class DS
12/15/38	5.330%	2,636,373	334,283
CMO Series 4286 Class NS
12/15/43	5.130%	3,149,353	700,549
CMO Series 4559 Class AS
03/15/42	1.805%	86,754,305	5,095,419
CMO Series 4620 Class AS
11/15/42	1.692%	8,689,402	584,504
CMO STRIPS Series 309 Class S4
08/15/43	5.200%	7,721,711	1,653,735
CMO STRIPS Series 312 Class S1
09/15/43	5.180%	6,927,895	1,495,600
Federal Home Loan Mortgage Corp.(e)
CMO Series 4098 Class AI
05/15/39	3.500%	13,391,424	1,462,365
CMO Series 4120 Class IA
10/15/42	3.500%	1,887,621	360,472
CMO Series 4121 Class IA
01/15/41	3.500%	1,962,460	262,941
CMO Series 4213 Class DI
06/15/38	3.500%	9,929,746	1,047,796
CMO Series 4215 Class IL
07/15/41	3.500%	10,465,838	1,222,152
CMO STRIPS Series 304 Class C67
12/15/42	4.500%	10,040,615	2,924,798
Federal National Mortgage Association(f)
03/13/47	3.500%	62,000,000	63,554,842
Federal National Mortgage Association(e)
CMO Series 2012-121 Class GI
08/25/39	3.500%	5,890,048	773,416
CMO Series 2012-152 Class EI
07/25/31	3.000%	13,335,059	1,517,739
CMO Series 2012-96 Class CI
04/25/39	3.500%	5,996,934	579,184
CMO Series 2013-117 Class AI
04/25/36	3.500%	4,689,035	314,005
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-118 Class AI
09/25/38	4.000%	5,120,160	450,875
CMO Series 2013-31 Class IH
02/25/43	3.500%	10,578,985	1,459,922
CMO STRIPS Series 413 Class C39
04/25/41	4.500%	4,146,843	955,121
Federal National Mortgage Association(b),(e)
CMO Series 2013-101 Class CS
10/25/43	5.122%	5,490,195	1,223,239
CMO Series 2013-107 Class SB
02/25/43	5.172%	6,541,863	1,506,609
CMO Series 2013-124 Class SB
12/25/43	5.172%	7,998,221	1,612,472
CMO Series 2013-54 Class BS
06/25/43	5.372%	7,322,116	1,655,508
CMO Series 2013-97 Class SB
06/25/32	5.322%	2,988,217	337,973
CMO Series 2014-93 Class ES
01/25/45	5.372%	3,636,515	744,609
CMO Series 2015-18 Class IO
04/25/45	1.861%	54,602,447	3,412,243
CMO Series 2016-31 Class VS
06/25/46	5.222%	5,539,697	940,942
CMO Series 2016-37 Class SA
06/25/46	5.072%	17,795,121	3,804,953
CMO Series 2016-39 Class LS
07/25/46	5.222%	9,249,488	2,129,329
CMO Series 2016-4 Class BS
02/25/46	5.322%	8,999,733	2,000,129
CMO Series 2016-45 Class AS
07/25/46	5.222%	4,750,908	1,094,024
CMO Series 2016-49 Class LS
08/25/46	5.172%	9,493,697	2,048,385
CMO Series 2016-50 Class GS
08/25/46	5.172%	13,883,951	2,979,524
CMO Series 2016-54 Class SD
08/25/46	5.222%	9,498,310	2,125,815
CMO Series 2016-62 Class AS
09/25/46	1.901%	34,833,835	2,303,763
CMO Series 2017-8 Class SB
02/25/47	5.322%	11,851,112	2,250,810
CMO Series 416 Class S1
11/25/42	5.322%	3,235,601	659,001
Government National Mortgage Association(e)
CMO Series 2012-38 Class MI
03/20/42	4.000%	10,549,072	2,104,653

2	Columbia Mortgage Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-184 Class CI
11/16/41	3.500%	12,266,108	1,758,553
CMO Series 2015-53 Class EI
04/16/45	3.500%	11,679,516	2,242,198
Government National Mortgage Association(b),(e)
CMO Series 2015-144 Class SA
10/20/45	5.419%	2,732,409	646,304
Total Residential Mortgage-Backed Securities - Agency (Cost $138,755,233)			134,651,084

Residential Mortgage-Backed Securities - Non-Agency 34.5%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/57	4.000%	3,074,225	3,073,906
Angel Oak Mortgage Trust I LLC(a)
Series 2016-1 Class A2
07/25/46	5.000%	2,361,669	2,330,749
Angel Oak Mortgage Trust LLC(a)
Series 2015-1
11/25/45	4.500%	732,160	735,487
11/25/45	5.500%	3,500,000	3,502,148
Bayview Opportunity Master Fund IVA Trust(a)
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/55	5.500%	2,500,000	2,561,012
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/32	3.598%	1,886,459	1,886,459
Bayview Opportunity Master Fund Trust(a)
CMO Series 2016-LT1 Class A1
10/28/31	3.475%	1,681,103	1,673,098
BCAP LLC Trust(a),(b)
CMO Series 2014-RR3 Class 3A1
07/26/36	0.907%	341,193	333,468
Series 2010-RR11 Class 8A1
05/27/37	5.820%	1,725,055	1,720,556
Series 2011-RR5 Class 11A4
05/28/36	0.921%	3,070,549	2,955,494
Bellemeade Re II Ltd.(a),(b)
CMO Series 2016-1A Class M2A
04/25/26	5.278%	3,989,455	4,003,450
Series 2016-1A Class M2B
04/25/26	7.278%	5,761,000	5,830,608
CAM Mortgage Trust(a)
CMO Series 2016-1 Class A
01/15/56	4.000%	1,574,304	1,571,416
CMO Series 2016-2 Class A2
06/15/57	5.000%	5,000,000	4,933,681
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2014-11 Class 5A2
11/25/36	15.034%	1,589,159	1,696,427
CMO Series 2014-2 Class 3A3
08/25/37	0.911%	1,996,330	1,963,457
CMO Series 2014-C Class A
02/25/54	3.250%	4,013,376	3,879,967
CMO Series 2015-A Class B3
06/25/58	4.500%	4,118,733	3,827,990
Series 2013-11 Class 3A3
09/25/34	3.082%	806,026	752,423
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2015-A Class A1IO
06/25/58	1.000%	84,542,966	2,177,421
CMO Series 2015-A Class A4IO
06/25/58	0.250%	13,071,061	84,162
COLT LLC(a),(b)
CMO Series 15-1 Class A2
12/26/45	4.528%	1,108,314	1,112,151
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	539,223	536,653
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	4,000,000	3,932,065
CMO Series 2010-9R Class 2A5
02/27/38	4.000%	1,916,121	1,858,143
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	278,504	277,683
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	2,390,036	2,439,096
CMO Series 2014-RPL4 Class A2
08/25/62	4.804%	4,500,000	4,414,407
Credit Suisse Securities (USA) LLC(a)
CMO Series 2014-5R Class 5A2
07/27/37	3.250%	2,432,768	2,315,065
CMO Series 2014-RPL1 Class A3
02/25/54	4.158%	2,500,000	2,497,737
CSMC Trust(a),(b)
CMO Series 2015-RPL1 Class A2
02/25/57	4.714%	1,845,000	1,834,034
Deephaven Residential Mortgage Trust(a)
Series 2016-1A Class A2
07/25/46	5.500%	2,902,434	2,895,286
Jefferies Resecuritization Trust(a)
CMO Series 2014-R1 Class 1A1
12/27/37	4.000%	909,812	909,405

Columbia Mortgage Opportunities Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(b),(e)
CMO Series 2014-1A Class AIO
01/25/54	2.296%	19,006,350	1,053,172
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2016-PLS2 Class A
07/25/21	5.683%	3,604,884	3,607,137
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/46	3.750%	2,224,678	2,209,524
Vericrest Opportunity Loan Transferee XLVIII LLC(a)
Series 2016-NPL8 Class A1
07/25/46	3.500%	3,661,216	3,650,391
Vericrest Opportunity Loan Transferee XXXV LLC(a)
CMO Series 2016-NPL9 Class A1
09/25/46	3.500%	1,803,064	1,795,280
Vericrest Opportunity Loan Trust(a),(b)
CMO Series 2015-NPL3 Class A2
10/25/58	4.500%	2,763,579	2,752,989
VML LLC(a)
CMO Series 2014-NPL1 Class A1
04/27/54	3.875%	809,576	810,875
Wedgewood Real Estate Trust(a)
CMO Series 2016-1 Class A2
07/15/46	5.000%	1,118,823	1,117,005
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $93,545,225)			93,511,477
Options Purchased Puts 2.5%
Issuer	Notional ($)/Contracts	Exercise Price	Expiration Date	Value ($)
5-Year OTC interest rate swap with Barclays to receive 3-Month USD LIBOR BBA and pay exercise rate
	70,000,000	3.25	08/18/17	20,391
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate
	250,000,000	2.00	07/16/18	6,672,950
Total Options Purchased Puts (Cost $4,376,500)				6,693,341

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(g),(h)	1,739,522	1,739,522
Total Money Market Funds (Cost $1,739,522)		1,739,522
Total Investments (Cost: $332,694,852)		333,143,810
Other Assets & Liabilities, Net		(61,857,044)
Net Assets		271,286,766

At February 28, 2017, securities and/or cash totaling $5,242,483 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at February 28, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	26	USD	3,943,062	06/2017	39,592	—
U.S. Treasury 10-Year Note	506	USD	63,036,531	06/2017	184,577	—
Total			66,979,593		224,169	—

4	Columbia Mortgage Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2017 (Unaudited)
Open options contracts written at February 28, 2017
Issuer	Puts/Calls	Trading currency	Number of contracts	Exercise price	Premium received ($)	Expiration date	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	CALL	USD	(65,000,000)	2.00	(390,000)	04/2017	(68,062)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	PUT	USD	(80,000,000)	2.55	(688,000)	05/2017	(572,720)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	PUT	USD	(175,000,000)	2.20	(1,137,500)	03/2017	(83,265)
Total					(2,215,500)		(724,047)
Cleared credit default swap contracts outstanding at February 28, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	USD	9,900,000	—	(515,033)
Credit default swap contracts outstanding at February 28, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(2,250,000)	(291,989)	750	—	(245,488)	—	(45,751)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(2,300,000)	(298,478)	767	—	(166,253)	—	(131,458)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(2,700,000)	(350,387)	900	—	(194,946)	—	(154,541)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(4,750,000)	(616,421)	1,583	—	(426,013)	—	(188,825)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(4,750,000)	(616,421)	1,583	—	(499,596)	—	(115,242)
JPMorgan	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(3,250,000)	(421,761)	1,083	—	(318,757)	—	(101,921)
JPMorgan	Markit CMBX North America Index, Series 7 BBB-	1/17/47	3.000	4.808	USD	(2,000,000)	(194,613)	667	—	(176,121)	—	(17,825)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(5,000,000)	(648,864)	1,666	—	(399,287)	—	(247,911)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(2,400,000)	(311,455)	800	—	(234,946)	—	(75,709)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(1,500,000)	(194,659)	499	—	(147,119)	—	(47,041)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	1/17/47	3.000	4.808	USD	(2,550,000)	(248,131)	850	—	(258,012)	10,731	—
Total									—	(3,066,538)	10,731	(1,126,224)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Columbia Mortgage Opportunities Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2017, the value of these securities amounted to $183,059,863 or 67.48% of net assets.
(b)	Variable rate security.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2017, the value of these securities amounted to $22,755,980, which represents 8.39% of net assets.
(d)	Zero coupon bond.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	6,647,464	187,629,440	(192,537,382)	1,739,522	581	23,631	1,739,522
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At February 28, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
332,695,000	7,611,000	(7,162,000)	449,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
6	Columbia Mortgage Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	22,040,169	24,228,980	—	46,269,149
Commercial Mortgage-Backed Securities - Non-Agency	—	43,279,237	—	—	43,279,237
Repurchase Agreements	—	7,000,000	—	—	7,000,000
Residential Mortgage-Backed Securities - Agency	—	134,651,084	—	—	134,651,084
Residential Mortgage-Backed Securities - Non-Agency	—	84,010,444	9,501,033	—	93,511,477
Options Purchased Puts	—	6,693,341	—	—	6,693,341
Money Market Funds	—	—	—	1,739,522	1,739,522
Total Investments	—	297,674,275	33,730,013	1,739,522	333,143,810
Derivatives
Asset
Futures Contracts	224,169	—	—	—	224,169
Swap Contracts	—	10,731	—	—	10,731
Liability
Options Contracts Written	—	(724,047)	—	—	(724,047)
Swap Contracts	—	(1,641,257)	—	—	(1,641,257)
Total	224,169	295,319,702	33,730,013	1,739,522	331,013,406
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Columbia Mortgage Opportunities Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 05/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2017 ($)
Asset-Backed Securities — Non-Agency	7,445,081	—	—	1,269,579	17,399,400	—	—	(1,885,080)	24,228,980
Residential Mortgage-Backed Securities — Non-Agency	20,053,786	5,445	274,442	367,813	10,263,431	(14,266,547)	—	(7,197,337)	9,501,033
Total	27,498,867	5,445	274,442	1,637,392	27,662,831	(14,266,547)	—	(9,082,417)	33,730,013
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2017 was $1,330,367, which is comprised of Asset-Backed Securities — Non-Agency of $1,269,579 and Residential Mortgage-Backed Securities — Non-Agency of $60,788.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain preferred stocks, residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
8	Columbia Mortgage Opportunities Fund | Quarterly Report 2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust II

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date April 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date April 21, 2017

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date April 21, 2017